UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑22818

Virtus Event Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9683
(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243‑1574
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Westchester Credit Event Fund
Class A / WCFRX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$174	1.70%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 4.37%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 4.18%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were SPACs, Dun & Bradstreet/Clearlake Capital Group, Frontier Communications/Verizon Communications, ams-OSRAM AG, and United States Steel/Nippon Steel. The biggest detractors from performance during the period were Mobius Merger Sub, Algoma Steel, Core Scientific/CoreWeave, DigitalBridge Group/SoftBank Group, and Encavis AG/KKR & Co. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SPACs	Positive	SPACs made a positive contribution to Fund performance throughout 2025, largely due to accretion in the values of these trusts. SPACs also benefited from investor enthusiasm for companies that were targets for their acquisitions. As deals were announced and SPACs traded higher, the Fund sold certain positions and realized significant gains.

Dun & Bradstreet Holdings/Clearlake Capital Group	Positive	In March 2025, Clearlake, a private equity firm, agreed to acquire Dun & Bradstreet. The deal was completed in August 2025.
Mobius Merger Sub (formerly MoneyGram International)	Negative	Following the 2023 acquisition by Madison Dearborn through Mobius Merger Sub, MoneyGram operated with a materially different capital structure. The company’s senior secured notes traded lower amid weaker remittance volumes, inflationary pressures on lower-income consumers, and tariff-related disruptions to cross-border money flows.

Algoma Steel	Negative	The imposition of a 20% tariff on Canadian steel imports by the U.S. triggered a sharp selloff, driving the bonds of Algoma Steel lower. Despite the company’s solid balance sheet, we expected the tariff situation to worsen before improving, and sold the position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 29, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class A/WCFRX) at NAV(1)	4.37%	4.35%	5.75%
Virtus Westchester Credit Event Fund (Class A/WCFRX) at POP(2),(3)	(1.37)%	3.18%	5.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.74%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,341
Total number of portfolio holdings	31
Total number of deals	31
Total advisory fee paid (‘000s)	$936
Portfolio turnover rate as of the end of the reporting period	126%
Asset Allocation(1)
Communication Services	26%
Information Technology	23
Industrials	14
Financials	12
Materials	8
Energy	5
Consumer Discretionary	5
Health Care	4
Real Estate	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8390
Virtus Westchester Credit Event Fund

Virtus Westchester Credit Event Fund
Class I / WCFIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$147	1.44%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 4.63%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 4.18%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were SPACs, Dun & Bradstreet/Clearlake Capital Group, Frontier Communications/Verizon Communications, ams-OSRAM AG, and United States Steel/Nippon Steel. The biggest detractors from performance during the period were Mobius Merger Sub, Algoma Steel, Core Scientific/CoreWeave, DigitalBridge Group/SoftBank Group, and Encavis AG/KKR & Co. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SPACs	Positive	SPACs made a positive contribution to Fund performance throughout 2025, largely due to accretion in the values of these trusts. SPACs also benefited from investor enthusiasm for companies that were targets for their acquisitions. As deals were announced and SPACs traded higher, the Fund sold certain positions and realized significant gains.

Dun & Bradstreet Holdings/Clearlake Capital Group	Positive	In March 2025, Clearlake, a private equity firm, agreed to acquire Dun & Bradstreet. The deal was completed in August 2025.
Mobius Merger Sub (formerly MoneyGram International)	Negative	Following the 2023 acquisition by Madison Dearborn through Mobius Merger Sub, MoneyGram operated with a materially different capital structure. The company’s senior secured notes traded lower amid weaker remittance volumes, inflationary pressures on lower-income consumers, and tariff-related disruptions to cross-border money flows.

Algoma Steel	Negative	The imposition of a 20% tariff on Canadian steel imports by the U.S. triggered a sharp selloff, driving the bonds of Algoma Steel lower. Despite the company’s solid balance sheet, we expected the tariff situation to worsen before improving, and sold the position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 29, 2017). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class I/WCFIX) at NAV(1)	4.63%	4.65%	5.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.74%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,341
Total number of portfolio holdings	31
Total number of deals	31
Total advisory fee paid (‘000s)	$936
Portfolio turnover rate as of the end of the reporting period	126%
Asset Allocation(1)
Communication Services	26%
Information Technology	23
Industrials	14
Financials	12
Materials	8
Energy	5
Consumer Discretionary	5
Health Care	4
Real Estate	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8391
Virtus Westchester Credit Event Fund

Virtus Westchester Event-Driven Fund
Class A / WCERX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$185	1.78%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 7.62%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 4.18%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were United States Steel/Nippon Steel, Hess/Chevron, SPACs, Calumet Specialty Products, and IAC/Interactive. The biggest detractors from performance during the period were Pan American Silver, Becton, Dickinson & Co., Macro Portfolio Hedge, Vivendi, and Endeavor Group Holdings/Silver Lake Management. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
United States Steel/Nippon Steel	Positive	The transaction, valued at $14.9 billion, was completed in June 2025.
Hess/Chevron	Positive	The transaction, valued at $53 billion, was completed in July 2025.
Pan American Silver	Negative	The Fund suffered a loss due to the widening gap between the value of its Pan American Silver contingent value rights (CVRs)—which may pay out if the Escobal Mine in Guatemala reopens around 2029—and its short position in the company’s stock. Pan American Silver’s strong stock rally during the year reduced the relative value of the CVRs and drove the Fund’s loss.

Becton, Dickinson	Negative	In February 2025, the company announced plans to spin off its Life Sciences business in 2026. However, as the year went on, the business’s fundamentals weakened, so the Fund sold the stock in order to redeploy its capital elsewhere.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 22, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Westchester Event-Driven Fund (Class A/WCERX) at NAV(1)	7.62%	2.88%	4.55%
Virtus Westchester Event-Driven Fund (Class A/WCERX) at POP(2),(3)	1.70%	1.72%	3.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.90%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$129,649
Total number of portfolio holdings	61
Total number of deals	51
Total advisory fee paid (‘000s)	$1,483
Portfolio turnover rate as of the end of the reporting period	255%
Asset Allocation(1)
Communication Services	30%
Industrials	19
Information Technology	12
Financials	12
Materials	10
Health Care	6
Consumer Staples	5
Consumer Discretionary	3
Energy	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8392
Virtus Westchester Event-Driven Fund

Virtus Westchester Event-Driven Fund
Class I / WCEIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$159	1.53%
Portfolio Manager Commentary by Westchester Capital Management LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 7.89%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the ICE BofA U.S. Treasury Bill 3 Month Index, which serves as the style-specific index, returned 4.18%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were United States Steel/Nippon Steel, Hess/Chevron, SPACs, Calumet Specialty Products, and IAC/Interactive. The biggest detractors from performance during the period were Pan American Silver, Becton, Dickinson & Co., Macro Portfolio Hedge, Vivendi, and Endeavor Group Holdings/Silver Lake Management. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
United States Steel/Nippon Steel	Positive	The transaction, valued at $14.9 billion, was completed in June 2025.
Hess/Chevron	Positive	The transaction, valued at $53 billion, was completed in July 2025.
Pan American Silver	Negative	The Fund suffered a loss due to the widening gap between the value of its Pan American Silver contingent value rights (CVRs)—which may pay out if the Escobal Mine in Guatemala reopens around 2029—and its short position in the company’s stock. Pan American Silver’s strong stock rally during the year reduced the relative value of the CVRs and drove the Fund’s loss.

Becton, Dickinson	Negative	In February 2025, the company announced plans to spin off its Life Sciences business in 2026. However, as the year went on, the business’s fundamentals weakened, so the Fund sold the stock in order to redeploy its capital elsewhere.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Westchester Event-Driven Fund (Class I/WCEIX) at NAV(1)	7.89%	3.13%	4.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$129,649
Total number of portfolio holdings	61
Total number of deals	51
Total advisory fee paid (‘000s)	$1,483
Portfolio turnover rate as of the end of the reporting period	255%
Asset Allocation(1)
Communication Services	30%
Industrials	19
Information Technology	12
Financials	12
Materials	10
Health Care	6
Consumer Staples	5
Consumer Discretionary	3
Energy	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8393
Virtus Westchester Event-Driven Fund

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this items instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not Applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,330 for 2025 and $78,116 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $3,533 for 2025 and $3,066 for 2024. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,108 for 2025 and $17,137 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $10,952 for 2025 and $5,000 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Event Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliate Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $30,593 for 2025 and $25,203 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
THE MERGER FUND® AND VIRTUS EVENT
OPPORTUNITIES TRUST
December 31, 2025

The Merger Fund®
Virtus Westchester Credit Event Fund
Virtus Westchester Event-Driven Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of each Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
Each Trust files a complete schedule of portfolio holdings for each respective Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Special Purpose Acquisition Company (“SPAC”)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.
Standard & Poor’s Depositary Receipt (“SPDR®”)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.

The Merger Fund®
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value(1)	Value
Convertible Bonds and Notes—0.6%
Health Care—0.6%
Exact Sciences Corp. 144A 2.000%, 3/1/30(2)	$9,766	$13,500
Total Convertible Bonds and Notes (Identified Cost $13,474)		13,500

Corporate Bonds and Notes—3.5%
Communication Services—1.0%
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(2)	5,449	5,325
EchoStar Corp. 10.750%, 11/30/29	12,794	14,148
TEGNA, Inc. 5.000%, 9/15/29	4,206	4,169
		23,642

Energy—0.0%
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)	503	505
Financials—1.9%
Frontier Communications Holdings LLC
5.875%, 11/1/29	16,699	16,902
144A 6.000%, 1/15/30(2)	23,463	23,861
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	880	610
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	4,088	4,141
		45,514

Information Technology—0.3%
ams-OSRAM AG RegS 10.500%, 3/30/29(3)	2,990 EUR	3,659
CommScope LLC 144A 7.125%, 7/1/28(2)	2,800	2,811
		6,470

Materials—0.3%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	8,202	8,262
Total Corporate Bonds and Notes (Identified Cost $83,573)		84,393

Leveraged Loans—3.6%
Media / Telecom - Telecommunications—2.6%
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 6.181%, 4/16/29(4)	14,588	14,497
Tranche B-2 (1 month Term SOFR + 2.464%) 6.181%, 4/15/30(4)	44,519	44,216
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 10.672%, 5/13/27(4)	5,205	4,999
		63,712

	Par Value(1)	Value

Media / Telecom - Wireless Communications—1.0%
Commscope, Inc. (1 month Term SOFR + 4.750%) 8.466%, 12/17/29(4)	$23,242	$23,253
Total Leveraged Loans (Identified Cost $87,665)		86,965

	Shares
Common Stocks—51.9%
Communication Services—19.1%
Electronic Arts, Inc.(5)	522,242	106,709
Endeavor Group Holdings, Inc. Class A (6)(7)(8)	4,740,188	143,533
Frontier Communications Parent, Inc.(5)(7)	2,104,469	80,117
GCI Liberty, Inc. Escrow Share(6)(7)	70,800	9
Liberty Broadband Corp. Class A(7)	467,807	22,586
TEGNA, Inc.	1,072,693	20,821
Warner Bros Discovery, Inc.(7)	3,024,470	87,165
		460,940

Consumer Staples—0.5%
CN Healthy Food Tech Group Corp.(7)	37,475	206
Kenvue, Inc.	27,000	466
TreeHouse Foods, Inc.(7)	458,756	10,822
		11,494

Financials—4.7%
Acropolis Infrastructure(6)(7)	315,662	—
Brighthouse Financial, Inc.(7)	26,085	1,690
Cadence Bank	278,107	11,914
Cantaloupe, Inc.(7)	1,227,261	13,034
Comerica, Inc.	610,306	53,054
ProAssurance Corp.(7)	1,422,702	34,372
Zalatoris Acquisition Corp.(6)(7)	252,668	—
		114,064

Health Care—6.0%
Avidity Biosciences, Inc.(5)(7)	817,749	58,984
Exact Sciences Corp.(5)(7)	643,196	65,323
Hologic, Inc.(7)	259,516	19,332
Inhibrx, Inc.(7)	198,509	223
		143,862

Industrials—10.3%
Air Lease Corp. Class A	284,389	18,266
Chart Industries, Inc.(7)	460,340	94,936
Dayforce, Inc.(7)	462,099	31,959
Norfolk Southern Corp.	339,754	98,094
TaskUS, Inc. Class A(7)	511,193	6,027
		249,282

Information Technology—6.5%
Confluent, Inc. Class A(7)	699,968	21,167
CyberArk Software Ltd.(5)(7)	303,250	135,268
		156,435

Materials—4.8%
New Gold, Inc.(7)	2,387,279	20,793
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Materials—continued
Sealed Air Corp.	731,194	$30,294
Teck Resources Ltd. Class B	1,364,420	65,342
		116,429

Total Common Stocks (Identified Cost $1,209,332)		1,252,506

Affiliated Mutual Fund—4.3%
Equity Fund—4.3%
Virtus Westchester Event-Driven Fund Class I(9)(10)(11)	10,027,381	103,182
Total Affiliated Mutual Fund (Identified Cost $105,150)		103,182

Rights—0.1%
Financials—0.1%
Aimei Health Technology Co., Ltd., 11/17/28(7)	269,392	108
Axiom Intelligence Acquisition Corp. 1, 10/20/30(7)	143,743	30
Bayview Acquisition Corp., 11/30/28(7)	233,688	40
BEST SPAC I Acquisition Corp., 02/01/30(7)	41,072	6
Black Hawk Acquisition Corp., 12/31/26(7)	9,803	12
Cayson Acquisition Corp., 04/30/26(7)	134,839	31
Crane Harbor Acquisition Corp., 04/17/30(7)	244,284	195
Drugs Made In America Acquisition Corp., 10/15/29(7)	458,571	72
DT Cloud Acquisition Corp., 02/14/29(7)	124,820	29
EGH Acquisition Corp., 03/31/30(7)	61,616	15
Emmis Acquisition Corp., 09/26/30(7)	144,253	22
ESH Acquisition Corp., 12/31/39(7)	321,082	66
IB Acquisition Corp., 09/28/26(7)	344,716	24
Jackson Acquisition Co. II, 12/31/99(7)	781,676	188
Jena Acquisition Corp. II, 03/31/30(7)	328,390	53
K&F Growth Acquisition Corp. II, 08/29/31(7)	206,991	33
Kochav Defense Acquisition Corp. Class R, 05/21/30(7)	938,080	225
Lakeshore Acquisition III Corp., (7)	360,704	77
Mountain Lake Acquisition Corp., 12/31/26(7)	619,745	149
Oyster Enterprises II Acquisition Corp., 03/31/30(7)	768,972	154
Pantages Capital Acquisition Corp., 12/31/26(7)	367,393	73
Pershing Tontine Spar, 09/29/33(6)(7)	136,884	62
Sizzle Acquisition Corp. II, (7)	910,825	146
Soulpower Acquisition Corp., 12/31/49(7)	669,501	117
Spring Valley Acquisition Corp. II, 02/25/26(7)	52,958	28
Tavia Acquisition Corp., 11/26/29(7)	363,217	76
Thayer Ventures Acquisition Corp. II, 05/15/30(7)	232,490	49
UY Scuti Acquisition Corp., 03/03/30(7)	291,138	58
Wintergreen Acquisition Corp., 12/18/26(7)	3,715	— (12)
		2,138

Health Care—0.0%
ABIOMED, Inc.ETF OBFR S&P SPDR plc, 12/31/49(6)(7)	60,860	110
Akouos, Inc., 12/31/49(6)(7)	336,679	252
Bristol-Myers Squibb Co., 12/31/35(6)(7)	453,175	623
		985

Total Rights (Identified Cost $1,608)		3,123

	Shares	Value

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(7)	187,379	$17
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(6)(7)	61,000	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(7)	124,247	41
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	183,897	39
Aldel Financial II, Inc., 10/10/29(7)	274,770	113
AltEnergy Acquisition Corp., 11/10/28(7)	62,809	2
Archimedes Tech SPAC Partners II Co., 04/02/30(7)	171,663	94
Armada Acquisition Corp. II, 05/20/30(7)	82,020	67
Berto Acquisition Corp., 04/28/30(7)	31,113	11
Cartesian Growth Corp. II, 07/12/28(7)	69,832	19
Cartesian Growth Corp. III, 03/06/30(7)(13)	92,475	74
Centurion Acquisition Corp., 08/01/29(7)	49,373	16
Copley Acquisition Corp., 05/23/30(7)	346,519	59
Corner Growth Acquisition Corp., 12/31/27(6)(7)	62,938	—
Dune Acquisition Corp. II, 06/12/30(7)	393,117	101
Fact II Acquisition Corp., 12/20/29(7)	185,008	65
Gesher Acquisition Corp. II, 03/12/30(7)	99,312	35
Goal Acquisitions Corp., 02/11/26(7)	564,935	— (12)
Gores Holdings X, Inc., 06/20/31(7)	105,845	72
Graf Global Corp., 08/07/29(7)	94,292	43
Keen Vision Acquisition Corp., 09/15/28(7)	537,265	27
Launch Two Acquisition Corp., 11/26/29(7)	117,471	37
Lightwave Acquisition Corp., 06/24/30(7)	203,258	39
Live Oak Acquisition Corp. V, 04/17/30(7)	89,888	88
New Providence Acquisition Corp. III, 04/24/30(7)	352,896	178
Newbury Street II Acquisition Corp., 12/29/29(7)	189,039	44
NewHold Investment Corp. III, 04/17/30(7)	86,725	31
Plum Acquisition Corp. III, 03/31/28(7)	83,333	21
Roman DBDR Acquisition Corp. II, 02/03/30(7)	123,638	72
SIM Acquisition Corp. I, 08/28/29(7)	147,304	32
Stellar V Capital Corp., 03/24/30(7)	82,858	24
Target Global Acquisition I Corp., 12/31/27(7)	125,200	1
Texas Ventures Acquisition III Corp., 05/15/31(7)	122,915	111
Titan Acquisition Corp., 06/02/30(7)	607,318	212
Voyager Acquisition Corp., 05/16/31(7)	160,809	37
		1,805

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(7)	83,731	3
Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(7)	403,622	— (12)
LeddarTech Holdings, Inc., 09/21/28(7)	155,088	— (12)
		—

Total Warrants (Identified Cost $2,251)		1,825

	Shares/Units
Special Purpose Acquisition Companies—29.5%
1RT Acquisition Corp.(7)	22,325	231
A Paradise Acquisition Corp.(7)	82,202	844
A Paradise Acquisition Corp. Class A(7)	327,404	3,290
AA Mission Acquisition Corp. Class A(9)	2,580,868	27,538
AA Mission Acquisition Corp. II(7)	394,961	3,930
Activate Energy Acquisition Corp.(7)	288,175	2,882
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares/Units	Value
Agriculture & Natural Solutions Acquisition Corp.(7)	1,852,650	$20,694
AI Infrastructure Acquisition Corp.(7)	329,547	3,355
AI Infrastructure Acquisition Corp. Class A(7)	218,207	2,169
Aldel Financial II, Inc.(7)	1,100,357	11,565
American Drive Acquisition Co.(7)	122,705	1,226
Andretti Acquisition Corp. II Class A(7)	1,010,011	10,646
Apex Treasury Corp.(7)	123,616	1,237
Apex Treasury Corp. Class A(7)	412,016	4,075
Archimedes Tech SPAC Partners II Co.(7)	789,859	8,183
Armada Acquisition Corp. II Class A(7)	697,697	7,144
Artius II Acquisition, Inc. Class A(7)	943,963	9,723
Axiom Intelligence Acquisition Corp. 1 Class A(7)	555,799	5,597
Bain Capital GSS Investment Corp.(7)	206,081	2,106
Berto Acquisition Corp.(7)	357,601	3,626
BEST SPAC I Acquisition Corp. Class A(7)	41,072	416
Bitcoin Infrastructure Acquisition Corp., Ltd.(7)	181,150	1,804
Blue Acquisition Corp.(7)	101,474	1,068
Blue Acquisition Corp. Class A(7)	231,983	2,369
Blue Water Acquisition Corp. III(7)	328,608	3,467
Blue Water Acquisition Corp. III Class A(7)	164,840	1,701
Bluerock Acquisition Corp.(7)	205,938	2,059
BTC Development Corp.(7)	41,217	418
Cal Redwood Acquisition Corp.(7)	123,178	1,244
Cal Redwood Acquisition Corp. Class A(7)	534,384	5,440
Calisa Acquisition Corp.(7)	230,004	2,284
Calisa Acquisition Corp.(7)	12,980	136
Cantor Equity Partners I, Inc. Class A(7)	104,507	1,089
Cantor Equity Partners III, Inc. Class A(7)	41,061	419
Cantor Equity Partners IV, Inc. Class A(7)	164,837	1,695
Cantor Equity Partners V, Inc. Class A(7)	370,588	3,799
Cartesian Growth Corp. III Class A(7)(13)	342,699	3,526
Cayson Acquisition Corp.(7)	300,817	3,207
Centurion Acquisition Corp.(7)	659,210	7,040
ChampionsGate Acquisition Corp.(7)	49,277	499
Charlton Aria Acquisition Corp. Class A(7)	189,665	1,988
Chenghe Acquisition III Co.(7)	226,646	2,273
Chenghe Acquisition III Co. Class A(7)	1,648	16
Churchill Capital Corp. IX(7)	70,257	747
Churchill Capital Corp. XI(7)	40,902	418
CO2 Energy Transition Corp.(7)	125,000	1,286
Cohen Circle Acquisition Corp. II(7)	172,946	1,792
Columbus Acquisition Corp.(7)	89,000	921
Copley Acquisition Corp. Class A(7)	781,303	7,961
Crane Harbor Acquisition Corp. Class A(7)(13)	126,025	1,357
Crane Harbor Acquisition Corp. II(7)	41,185	415
Crown Reserve Acquisition Corp. I(7)	205,950	2,078
Crown Reserve Acquisition Corp. I Class A(7)	502,418	4,994
CSLM Digital Asset Acquisition Corp. III Ltd.(7)	329,668	3,336
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(7)	329,917	3,283
D Boral ARC Acquisition I Corp. Class A(7)	806,275	8,087
Daedalus Special Acquisition Corp.(7)	158,275	1,591
Drugs Made In America Acquisition Corp.(7)	1,627,571	16,878
Drugs Made In America Acquisition II Corp.(7)	414,523	4,145
Drugs Made In America Acquisition II Corp.(7)	411,754	4,076
DT Cloud Star Acquisition Corp.(7)	150,697	1,637
Dune Acquisition Corp. II(7)	582,415	5,935
Dynamix Corp. III(7)	41,201	414
EGH Acquisition Corp. Class A(7)	266,965	2,707
Emmis Acquisition Corp. Class A(7)	144,253	1,432
EQV Ventures Acquisition Corp. Class A(7)	133,563	1,401
EQV Ventures Acquisition Corp. II(7)	405,332	4,057
Eureka Acquisition Corp.(7)	41,046	451
Fact II Acquisition Corp.(7)	858,241	8,943
FG Merger II Corp.(7)	227,688	2,286
	Shares/Units	Value
Fifth Era Acquisition Corp. I Class A(7)	71,110	$729
FIGX Capital Acquisition Corp.(7)	69,803	709
FIGX Capital Acquisition Corp. Class A(7)	107,002	1,076
Flag Ship Acquisition Corp.(7)	43,434	467
Future Vision II Acquisition Corp.(7)	322,503	3,412
FutureCrest Acquisition Corp.(7)	8,243	84
Galata Acquisition Corp. II(7)	144,239	1,448
Gesher Acquisition Corp. II Class A(7)	198,625	2,034
GigCapital7 Corp. Class A(7)(13)	354,535	3,737
GigCapital8 Corp. Class A(7)	889,458	8,797
Globa Terra Acquisition Corp. Class A(7)	1,123,374	11,346
Gores Holdings X, Inc. Class A(7)	423,383	4,357
GP-Act III Acquisition Corp. Class A(7)	1,295,253	13,859
Graf Global Corp. Class A(7)	188,770	2,030
GSR IV Acquisition Corp.(7)	535,701	5,518
Harvard Ave Acquisition Corp.(7)	493,478	4,940
Harvard Ave Acquisition Corp. Class A(7)	115,352	1,148
Haymaker Acquisition Corp. IV(9)	1,780,002	20,256
HCM III Acquisition Corp.(7)	20,555	210
Highview Merger Corp. Class A(7)	140,462	1,405
Horizon Space Acquisition II Corp.(7)(13)	383,896	4,046
Indigo Acquisition Corp.(7)	206,081	2,077
Inflection Point Acquisition Corp. IV(7)	69,125	741
Inflection Point Acquisition Corp. V Class A(7)	501,772	5,148
Integrated Wellness Acquisition Corp. Class A(7)	54,434	696
Iron Horse Acquisition II Corp.(7)	122,705	1,220
ITHAX Acquisition Corp. III(7)	205,930	2,051
Jackson Acquisition Co. II Class A(7)	1,081,376	11,268
Jena Acquisition Corp. II Class A(7)	750,366	7,631
K&F Growth Acquisition Corp. II Class A(7)	1,789,991	18,509
Keen Vision Acquisition Corp.(7)	70,000	822
Kochav Defense Acquisition Corp. Class A(7)	1,178,014	11,945
LaFayette Acquisition Corp.(7)	166,398	1,667
Lake Superior Acquisition Corp.(7)	210,187	2,127
Lake Superior Acquisition Corp. Class A(7)	164,763	1,638
Lakeshore Acquisition III Corp.(7)(9)	566,036	5,779
Launch Two Acquisition Corp. Class A(7)	888,665	9,331
Launchpad Cadenza Acquisition Corp. I(7)	273,602	2,731
Leapfrog Acquisition Corp.(7)	102,989	1,030
Legato Merger Corp. III(7)(13)	451,946	4,917
Lightwave Acquisition Corp. Class A(7)	612,574	6,156
Lionheart Holdings Class A(7)	329,651	3,521
Live Oak Acquisition Corp. V Class A(7)	447,323	4,607
M3-Brigade Acquisition VI Corp.(7)	41,204	416
McKinley Acquisition Corp.(7)	82,396	829
McKinley Acquisition Corp. Class A(7)	206,081	2,055
Melar Acquisition Corp. I Class A(7)	402,775	4,281
Meshflow Acquisition Corp.(7)	288,278	2,883
Mountain Lake Acquisition Corp. Class A(7)	748,758	7,787
New Providence Acquisition Corp. III Class A(7)	1,058,688	10,862
Newbury Street II Acquisition Corp. Class A(7)	768,439	8,038
NewHold Investment Corp. III Class A(7)	408,082	4,228
NMP Acquisition Corp. Class A(7)	412,088	4,129
Oak Woods Acquisition Corp. Class A(7)	53,000	641
Origin Investment Corp. I(7)	370,300	3,755
OTG Acquisition Corp. I(7)	103,025	1,050
Oxley Bridge Acquisition Ltd.(7)	164,263	1,664
Oxley Bridge Acquisition Ltd. Class A(7)	699,275	7,035
Oyster Enterprises II Acquisition Corp. Class A(7)	1,112,420	11,247
Pantages Capital Acquisition Corp.(7)	425,393	4,407
Perimeter Acquisition Corp. I(7)	123,197	1,313
Pioneer Acquisition I Corp.(7)	709,804	7,205
Pioneer Acquisition I Corp. Class A(7)	283,729	2,854
Plum Acquisition Corp. IV(7)	1,161,286	12,112
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares/Units	Value
ProCap Acquisition Corp.(7)	56,745	$581
ProCap Acquisition Corp. Class A(7)	202,759	2,054
Pyrophyte Acquisition Corp. II Class A(7)	206,058	2,073
Quantumsphere Acquisition Corp.(7)	82,383	839
Quantumsphere Acquisition Corp.(7)	206,081	2,063
Quartzsea Acquisition Corp.(7)	283,194	2,903
Real Asset Acquisition Corp. Class A(7)	182,497	1,861
Republic Digital Acquisition Co.(7)	62,226	649
Ribbon Acquisition Corp.(7)	175,833	1,827
Rising Dragon Acquisition Corp.(7)	350,634	3,661
Roman DBDR Acquisition Corp. II(7)	152,688	1,593
Siddhi Acquisition Corp. Class A(7)	1,146,378	11,773
Silicon Valley Acquisition Corp.(7)	143,611	1,428
Silver Pegasus Acquisition Corp.(7)	102,663	1,067
Silver Pegasus Acquisition Corp. Class A(7)	288,479	2,911
Silverbox Corp. IV Class A(7)	293,505	3,105
SilverBox Corp. V(7)	82,351	827
SIM Acquisition Corp. I Class A(7)	1,097,981	11,628
Sizzle Acquisition Corp. II Class A(7)	1,374,926	13,969
Social Commerce Partners Corp.(7)	102,579	1,026
Solarius Capital Acquisition Corp. Class A(7)	527,480	5,301
Soulpower Acquisition Corp. Class A(7)	1,142,683	11,598
Spring Valley Acquisition Corp. III(7)	164,836	1,703
Starry Sea Acquisition Corp.(7)	309,087	3,100
Stellar V Capital Corp. Class A(7)	165,716	1,717
StoneBridge Acquisition II Corp. Class A(7)	72,462	721
Tavia Acquisition Corp.(7)	625,033	6,525
Texas Ventures Acquisition III Corp. Class A(7)	180,053	1,918
Thayer Ventures Acquisition Corp. II Class A(7)	437,717	4,430
Titan Acquisition Corp. Class A(7)	1,214,636	12,462
Translational Development Acquisition Corp.(7)	162,558	1,705
UY Scuti Acquisition Corp.(7)	291,138	2,987
Vendome Acquisition Corp. I Class A(7)	425,585	4,286
Viking Acquisition Corp. I(7)	61,770	619
Vine Hill Capital Investment Corp. Class A(7)	113,470	1,222
Voyager Acquisition Corp.(7)	1,150,649	12,277
Wen Acquisition Corp.(7)	315,909	3,232
Wen Acquisition Corp. Class A(7)	43,287	437
Wintergreen Acquisition Corp.(7)	209,760	2,129
Total Special Purpose Acquisition Companies (Identified Cost $690,213)		712,864

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $3,880)		107

Escrow Notes—1.4%
Financials—1.4%
Altaba, Inc. Escrow(7)	25,792,925	34,820
Pershing Square Escrow(6)(7)	547,537	—
		34,820

Total Escrow Notes (Identified Cost $11,446)		34,820

Total Long-Term Investments—95.0% (Identified Cost $2,208,592)		2,293,285

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(10)(14)	250,720	$251
Total Securities Lending Collateral (Identified Cost $251)		251

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.0% (Identified Cost $2,208,843)		2,293,536

Securities Sold Short—(1.2)%

Common Stocks—(1.2)%
Industrials—(0.1)%
Union Pacific Corp.	(7,585)	(1,755)
Information Technology—(0.2)%
Palo Alto Networks, Inc.(7)	(34,872)	(6,423)
Materials—(0.9)%
Coeur Mining, Inc.(7)	(1,183,479)	(21,102)
Total Securities Sold Short (Identified Proceeds $(26,315))		(29,280)

Written Options—(0.6)%
(See open written options schedule)
Total Written Options (Premiums Received $9,239)		(14,725)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.2% (Identified Cost $2,173,289)		$2,249,531
Other assets and liabilities, net—6.8%		164,449
NET ASSETS—100.0%		$2,413,980

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $59,015 or 2.4% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
(4)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $298,730.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)
Delisted security. As of December 31, 2025, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $129,652 and its market value represents 5.9% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(9)	Affiliated investment. See Note in Notes to Financial Statements.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)
The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.

(12)	Amount is less than $500 (not in thousands).
(13)	All or a portion of security is on loan.
(14)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
GBP	United Kingdom Pound Sterling
HKD	Hong Kong Dollar
USD	United States Dollar

Country Weightings (Unaudited)†
United States	59%
Cayman Islands	31
Israel	6
Canada	3
Virgin Islands(British)	1
Total	100%
†% of total investments, net of securities sold short and written options, as of December 31, 2025.

Open purchased options contracts as of December 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Kenvue, Inc.	270	$351	$13.00	02/20/26	$2
SPDR S&P 500® ETF Trust	1,779	112,967	635.00	01/16/26	82
Teck Resources Ltd.	10,623	38,243	36.00	01/16/26	21
Warner Bros Discovery, Inc.	2,551	4,464	17.50	01/16/26	2
Total Purchased Options					$107
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of December 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Air Lease Corp.	(1,692)	$(10,998)	$65.00	02/20/26	$(17)
Electronic Arts, Inc.	(238)	(4,998)	210.00	03/20/26	(2)
Electronic Arts, Inc.	(69)	(1,449)	210.00	06/18/26	(1)
Exact Sciences Corp.	(1,165)	(12,233)	105.00	01/16/26	(4)
Kenvue, Inc.	(270)	(432)	16.00	02/20/26	(41)
SPDR S&P 500® ETF Trust	(890)	(61,410)	690.00	01/16/26	(312)
Teck Resources Ltd.	(10,626)	(41,442)	39.00	01/16/26	(9,191)
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Open written options contracts as of December 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Warner Bros Discovery, Inc.	(2,560)	$(7,680)	$30.00	02/20/26	$(243)
Warner Bros Discovery, Inc.	(6,274)	(16,312)	26.00	02/20/26	(2,165)
Warner Bros Discovery, Inc.	(3,947)	(10,657)	27.00	02/20/26	(1,066)
Warner Bros Discovery, Inc.	(1,692)	(4,568)	27.00	03/20/26	(482)
Warner Bros Discovery, Inc.	(10,555)	(31,665)	30.00	03/20/26	(1,182)
					(14,706)
Put Option(2)
SPDR S&P 500® ETF Trust	(1,112)	(66,164)	595.00	01/16/26	(19)
Total Written Options					$(14,725)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of December 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HKD	4,064	USD	524	JPM	03/17/26	$—	$(1)
USD	37,737	GBP	28,204	GS	03/04/26	—	(275)
USD	3,872	EUR	3,275	JPM	03/05/26	12	—
USD	14,794	HKD	114,755	JPM	03/17/26	13	—
Total						$25	$(276)

Over-the-counter total return swaps outstanding as of December 31, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	5.320% (0.750% + OBFR)	1 Month	BAML	03/03/26	$— (5)	$498	$498	$—
Confluent, Inc. Class A	Pay	3.640% ((0.380)% + OBFR)	3 Month	JPM	11/01/27	44,532	422	422	—
Dayforce, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	12/21/26	36,387	57	57	—
Dayforce, Inc.	Pay	3.640% ((0.380)% + OBFR)	3 Month	JPM	12/21/26	36,382	31	31	—
Frontier Communications Parent, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	10/14/26	24,029	435	435	—
Hang Seng Bank Ltd.	Pay	3.640% ((0.550)% + OBFR)	3 Month	JPM	12/17/26	13,836	105	105	—
Just Group plc	Pay	3.640% (0.850% + OBFR)	1 Month	GS	09/03/26	36,406	1,010	1,010	—
							2,558	2,558	—
Short Total Return Swap Contracts
Anglo American plc	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	10/28/26	(4,100)	(263)	—	(263)
Anglo American plc	Receive	3.640% ((0.350)% + OBFR)	3 Month	JPM	12/21/26	(10,784)	(1,543)	—	(1,543)
Charter Communications, Inc. Class A	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	11/30/26	(27,084)	4,074	4,074	—
Fifth Third Bancorp	Receive	3.640% ((0.250)% + OBFR)	3 Month	JPM	01/19/27	(54,873)	1,154	1,154	—
Huntington Bancshares, Inc.	Receive	3.640% ((0.250)% + OBFR)	3 Month	JPM	01/15/25	(12,326)	298	298	—
Palo Alto Networks, Inc.	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	12/01/26	(139,856)	23,505	23,505	—
Union Pacific Corp.	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	12/29/26	(52,176)	292	292	—
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of December 31, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Union Pacific Corp.	Receive	3.640% ((0.250)% + OBFR)	3 Month	JPM	10/26/25	$(23,901)	$(968)	$—	$(968)
							26,549	29,323	(2,774)
Total							$29,107	$31,881	$(2,774)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$13,500	$—	$13,500	$—
Corporate Bonds and Notes	84,393	—	84,393	—
Leveraged Loans	86,965	—	86,965	—
Equity Securities:
Common Stocks	1,252,506	1,108,535	429	143,542 (1)
Rights	3,123	2,047	29	1,047
Warrants	1,825	1,807	18	— (1)
Special Purpose Acquisition Companies	712,864	706,870	5,994	—
Escrow Notes	34,820	—	34,820	— (1)
Affiliated Mutual Fund	103,182	103,182	—	—
Securities Lending Collateral	251	251	—	—
Other Financial Instruments:
Purchased Options	107	82	25	—
Forward Foreign Currency Exchange Contracts*	25	—	25	—
Over-the-Counter Total Return Swaps*	31,881	—	31,383	498
Total Assets	2,325,442	1,922,774	257,581	145,087
Liabilities:
Securities Sold Short:
Common Stocks	(29,280)	(29,280)	—	—
Other Financial Instruments:
Written Options	(14,725)	(5,492)	(9,233)	—
Forward Foreign Currency Exchange Contracts*	(276)	—	(276)	—
Over-the-Counter Total Return Swaps*	(2,774)	—	(2,774)	—
Total Liabilities	(47,055)	(34,772)	(12,283)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,278,387	$1,888,002	$245,298	$145,087

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $143,533 was transferred from Level 1 to Level 3 due to market delisting at period end.
Securities held by the Fund with an end of period value of $9 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$1,251	$— (a)	$889	$—	$— (a)	$362
Net change in unrealized appreciation (depreciation)(b)	294	—	158	—	—	136
Transfers into Level 3(c)	143,542	143,542	—	— (a)	—	—
Balance as of December 31, 2025	$145,087	$143,542 (a)	$1,047	$— (a)	$— (a)	$498
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025, was $(3,834).
(c) “Transfers into and/or from” represent the ending value as of December 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2025:

Investments in Securities – Assets	Ending Balance at December 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)

Common Stocks:
Endeavor Group Holdings, Inc. Class A	$143,533	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—8.2%
Health Care—3.3%
Exact Sciences Corp. 144A 2.000%, 3/1/30(1)	$2,216	$3,063
Information Technology—4.9%
ams-OSRAM AG RegS 2.125%, 11/3/27(2)	2,300 EUR	2,571
Dye & Durham Ltd. 144A 3.750%, 3/1/26(1)	2,787 CAD	1,894
		4,465

Total Convertible Bonds and Notes (Identified Cost $7,461)		7,528

Corporate Bonds and Notes—49.8%
Communication Services—10.3%
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(1)	2,470	2,414
EchoStar Corp. 10.750%, 11/30/29	2,075	2,294
Getty Images, Inc.
144A 14.000%, 3/1/28(1)	1,239	1,165
144A 11.250%, 2/21/30(1)	2,174	2,038
TEGNA, Inc. 5.000%, 9/15/29	1,618	1,604
		9,515

Consumer Discretionary—3.9%
Dana, Inc. 4.250%, 9/1/30	3,708	3,590
Energy—3.0%
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(1)	826	829
Martin Midstream Partners LP 144A 11.500%, 2/15/28(1)	1,868	1,929
		2,758

Financials—14.9%
Azul Secured Finance LLP 144A 15.000%, 2/27/26(1)	3,328	3,370
Frontier Communications Holdings LLC
5.875%, 11/1/29	1,190	1,204
144A 6.000%, 1/15/30(1)	2,990	3,041
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	3,215	2,230
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	851	862
SBL Holdings, Inc. 144A 6.500% (1)(3)(4)	3,192	3,028
		13,735

Industrials—8.3%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	2,143	2,275
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(1)	1,875	1,917
	Par Value	Value

Industrials—continued
Latam Airlines Group S.A. 144A 7.875%, 4/15/30(1)	$1,730	$1,815
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	1,694	1,626
		7,633

Information Technology—5.4%
ams-OSRAM AG RegS 10.500%, 3/30/29(2)	590 EUR	722
CommScope LLC 144A 7.125%, 7/1/28(1)	1,800	1,807
CoreWeave, Inc.
144A 9.250%, 6/1/30(1)	1,342	1,248
144A 9.000%, 2/1/31(1)	1,375	1,260
		5,037

Materials—4.0%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	3,312	3,336
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	414	415
		3,751

Total Corporate Bonds and Notes (Identified Cost $46,866)		46,019

Leveraged Loans—9.1%
Media / Telecom - Telecommunications—7.9%
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 6.181%, 4/16/29(5)	3,210	3,190
Tranche B-2 (1 month Term SOFR + 2.464%) 6.181%, 4/15/30(5)	1,887	1,875
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 10.672%, 5/13/27(5)	2,350	2,256
		7,321

Media / Telecom - Wireless Communications—1.2%
Commscope, Inc. (1 month Term SOFR + 4.750%) 8.466%, 12/17/29(5)	1,089	1,089
Total Leveraged Loans (Identified Cost $8,442)		8,410

	Shares
Preferred Stocks—4.1%
Financials—1.6%
DigitalBridge Group, Inc. Series I, 7.150%(4)	65,208	1,448
Real Estate—2.5%
City Office REIT, Inc. Series A, 6.625%(6)	92,423	2,341
Total Preferred Stocks (Identified Cost $3,813)		3,789

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Common Stocks—0.0%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp.(7)	976	$5
Financials—0.0%
Acropolis Infrastructure(7)(8)	6,145	—
Industrials—0.0%
TaskUS, Inc. Class A(7)	2,328	28
Total Common Stocks (Identified Cost $42)		33

Rights—0.0%
Financials—0.0%
Axiom Intelligence Acquisition Corp. 1, 10/20/30(7)	5,462	1
BEST SPAC I Acquisition Corp., 02/01/30(7)	1,561	— (9)
Drugs Made In America Acquisition Corp., 10/15/29(7)	16,363	3
EGH Acquisition Corp., 03/31/30(7)	2,334	1
Emmis Acquisition Corp., 09/26/30(7)	5,587	1
ESH Acquisition Corp., 12/31/39(7)	4,387	1
Jackson Acquisition Co. II, 12/31/99(7)	15,635	4
Jena Acquisition Corp. II, 03/31/30(7)	12,488	2
K&F Growth Acquisition Corp. II, 08/29/31(7)	7,626	1
Lakeshore Acquisition III Corp., (7)	13,775	3
Mountain Lake Acquisition Corp., 12/31/26(7)	9,285	2
Oyster Enterprises II Acquisition Corp., 03/31/30(7)	7,821	2
Pantages Capital Acquisition Corp., 12/31/26(7)	12,570	2
Sizzle Acquisition Corp. II, (7)	7,834	1
Soulpower Acquisition Corp., 12/31/49(7)	9,205	2
Spring Valley Acquisition Corp. II, 02/25/26(7)	176	— (9)
Tavia Acquisition Corp., 11/26/29(7)	12,508	3
Thayer Ventures Acquisition Corp. II, 05/15/30(7)	782	— (9)
UY Scuti Acquisition Corp., 03/03/30(7)	11,082	2
Total Rights (Identified Cost $26)		31

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(7)	4,884	— (9)
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(7)(8)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	3,082	1
Aldel Financial II, Inc., 10/10/29(7)	4,081	2
AltEnergy Acquisition Corp., 11/10/28(7)	243	— (9)
Archimedes Tech SPAC Partners II Co., 04/02/30(7)	4,562	3
Armada Acquisition Corp. II, 05/20/30(7)	2,752	2
Berto Acquisition Corp., 04/28/30(7)	1,177	1 (9)
Cartesian Growth Corp. III, 03/06/30(7)	444	— (9)
Copley Acquisition Corp., 05/23/30(7)	1,961	— (9)
Dune Acquisition Corp. II, 06/12/30(7)	7,730	2
Fact II Acquisition Corp., 12/20/29(7)	2,863	1
Gesher Acquisition Corp. II, 03/12/30(7)	3,818	1
Goal Acquisitions Corp., 02/11/26(7)	10,907	— (9)
Gores Holdings X, Inc., 06/20/31(7)	3,998	3
Graf Global Corp., 08/07/29(7)	2,871	1
Lightwave Acquisition Corp., 06/24/30(7)	45,466	9
New Providence Acquisition Corp. III, 04/24/30(7)	12,717	6
	Shares	Value

Financials—continued
NewHold Investment Corp. III, 04/17/30(7)	3,464	$1
Roman DBDR Acquisition Corp. II, 02/03/30(7)	4,258	3
SIM Acquisition Corp. I, 08/28/29(7)	15,059	3
Stellar V Capital Corp., 03/24/30(7)	2,967	1
Target Global Acquisition I Corp., 12/31/27(7)	480	— (9)
Voyager Acquisition Corp., 05/16/31(7)	4,860	1
		41

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(7)	325	— (9)
Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(7)	992	—
LeddarTech Holdings, Inc., 09/21/28(7)	3,202	— (9)
		—

Total Warrants (Identified Cost $49)		41

	Shares/Units
Special Purpose Acquisition Companies—26.0%
1RT Acquisition Corp.(7)	855	9
A Paradise Acquisition Corp.(7)	3,138	32
A Paradise Acquisition Corp. Class A(7)	36,054	362
AA Mission Acquisition Corp. Class A(7)	16,044	171
AA Mission Acquisition Corp. II(7)	21,466	214
AA Mission Acquisition Corp. II Class A(7)	20,000	199
Activate Energy Acquisition Corp.(7)	11,018	110
AI Infrastructure Acquisition Corp.(7)	12,726	130
AI Infrastructure Acquisition Corp. Class A(7)	74,343	739
American Drive Acquisition Co.(7)	4,735	47
Andretti Acquisition Corp. II Class A(7)	18,282	193
Apex Treasury Corp.(7)	4,761	48
Apex Treasury Corp. Class A(7)	15,839	157
Archimedes Tech SPAC Partners II Co.(7)	17,316	179
Armada Acquisition Corp. II Class A(7)	22,493	230
Axiom Intelligence Acquisition Corp. 1 Class A(7)	21,283	214
Bain Capital GSS Investment Corp.(7)	7,942	81
Berto Acquisition Corp.(7)	13,792	140
BEST SPAC I Acquisition Corp. Class A(7)	1,561	16
Bitcoin Infrastructure Acquisition Corp., Ltd.(7)	6,924	69
Black Hawk Acquisition Corp. Class A(7)	102,000	1,147
Blue Acquisition Corp.(7)	3,856	41
Blue Water Acquisition Corp. III(7)	12,490	132
Blue Water Acquisition Corp. III Class A(7)	6,318	65
Bluerock Acquisition Corp.(7)	7,821	78
BTC Development Corp.(7)	1,588	16
Cal Redwood Acquisition Corp.(7)	4,693	47
Cal Redwood Acquisition Corp. Class A(7)	20,478	208
Calisa Acquisition Corp.(7)	44,378	441
Calisa Acquisition Corp.(7)	502	5
Cantor Equity Partners I, Inc. Class A(7)	4,052	42
Cantor Equity Partners III, Inc. Class A(7)	1,570	16
Cantor Equity Partners IV, Inc. Class A(7)	6,317	65
Cantor Equity Partners V, Inc. Class A(7)	14,323	147
Cartesian Growth Corp. III Class A(7)	5,665	58
Centurion Acquisition Corp.(7)	4,271	46
ChampionsGate Acquisition Corp.(7)	1,871	19
Chenghe Acquisition III Co.(7)	8,782	88
Chenghe Acquisition III Co. Class A(7)	63	1
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares/Units	Value
Churchill Capital Corp. XI(7)	1,578	$16
Cohen Circle Acquisition Corp. II(7)	6,605	68
Copley Acquisition Corp. Class A(7)	7,285	74
Crane Harbor Acquisition Corp. II(7)	1,569	16
Crown Reserve Acquisition Corp. I(7)	7,931	80
Crown Reserve Acquisition Corp. I Class A(7)	19,136	190
CSLM Digital Asset Acquisition Corp. III Ltd.(7)	12,725	129
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(7)	12,761	127
Daedalus Special Acquisition Corp.(7)	6,055	61
Drugs Made In America Acquisition Corp.(7)	16,363	170
Drugs Made In America Acquisition II Corp.(7)	16,049	160
Drugs Made In America Acquisition II Corp.(7)	15,744	156
DT Cloud Star Acquisition Corp.(7)	14,736	160
Dune Acquisition Corp. II(7)	11,452	117
Dynamix Corp. III(7)	1,595	16
EGH Acquisition Corp. Class A(7)	10,181	103
Emmis Acquisition Corp. Class A(7)	5,587	55
EQV Ventures Acquisition Corp. II(7)	15,479	155
Eureka Acquisition Corp.(7)	1,571	17
Fact II Acquisition Corp.(7)	5,267	55
Fifth Era Acquisition Corp. I Class A(7)	2,737	28
FIGX Capital Acquisition Corp.(7)	2,669	27
FIGX Capital Acquisition Corp. Class A(7)	27,792	280
Flag Ship Acquisition Corp.(7)	1,674	18
FutureCrest Acquisition Corp.(7)	319	3
Galata Acquisition Corp. II(7)	5,590	56
Gesher Acquisition Corp. II Class A(7)	7,636	78
GigCapital7 Corp. Class A(7)	9,908	104
GigCapital8 Corp. Class A(7)	34,283	339
Globa Terra Acquisition Corp. Class A(7)	92,303	932
Gores Holdings X, Inc. Class A(7)	15,992	165
GP-Act III Acquisition Corp. Class A(7)	7,972	85
Graf Global Corp. Class A(7)	5,746	62
GSR IV Acquisition Corp.(7)	20,671	213
Harvard Ave Acquisition Corp.(7)	19,103	191
Harvard Ave Acquisition Corp. Class A(7)	44,512	443
Haymaker Acquisition Corp. 4(7)	23,539	268
HCM III Acquisition Corp.(7)	786	8
Highview Merger Corp. Class A(7)	5,433	54
Indigo Acquisition Corp.(7)	7,942	80
Inflection Point Acquisition Corp. IV(7)	1,638	18
Integrated Wellness Acquisition Corp. Class A(7)	17,339	222
Iron Horse Acquisition II Corp.(7)	4,735	47
ITHAX Acquisition Corp. III(7)	7,841	78
Jackson Acquisition Co. II Class A(7)	15,635	163
Jena Acquisition Corp. II Class A(7)	28,822	293
K&F Growth Acquisition Corp. II Class A(7)	7,626	79
Kochav Defense Acquisition Corp. Class A(7)	9,122	92
LaFayette Acquisition Corp.(7)	6,392	64
Lake Superior Acquisition Corp.(7)	8,130	82
Lake Superior Acquisition Corp. Class A(7)	6,339	63
Lakeshore Acquisition III Corp.(7)	21,622	221
Launch Two Acquisition Corp. Class A(7)	7,771	82
Launchpad Cadenza Acquisition Corp. I(7)	10,557	105
Leapfrog Acquisition Corp.(7)	3,939	39
Lightwave Acquisition Corp. Class A(7)	98,911	994
Lionheart Holdings Class A(7)	12,681	135
Live Oak Acquisition Corp. V Class A(7)	50,046	515
M3-Brigade Acquisition VI Corp.(7)	1,583	16
McKinley Acquisition Corp.(7)	45,981	463
McKinley Acquisition Corp. Class A(7)	7,942	79
Meshflow Acquisition Corp.(7)	10,989	110
Mountain Lake Acquisition Corp. Class A(7)	8,018	83
New Providence Acquisition Corp. III Class A(7)	38,153	391
	Shares/Units	Value
NewHold Investment Corp. III Class A(7)	6,928	$72
NMP Acquisition Corp. Class A(7)	15,908	159
Oak Woods Acquisition Corp. Class A(7)	46,268	560
Origin Investment Corp. I(7)	7,976	81
OTG Acquisition Corp. I(7)	3,991	41
Oxley Bridge Acquisition Ltd.(7)	6,264	63
Oxley Bridge Acquisition Ltd. Class A(7)	96,180	968
Oyster Enterprises II Acquisition Corp. Class A(7)	48,229	488
Pantages Capital Acquisition Corp.(7)	12,570	130
Perimeter Acquisition Corp. I(7)	4,671	50
Pioneer Acquisition I Corp.(7)	23,460	238
Pioneer Acquisition I Corp. Class A(7)	75,585	760
ProCap Acquisition Corp.(7)	2,159	22
ProCap Acquisition Corp. Class A(7)	22,561	229
Pyrophyte Acquisition Corp. II Class A(7)	7,979	80
Quantumsphere Acquisition Corp.(7)	3,157	32
Quantumsphere Acquisition Corp.(7)	7,942	79
Republic Digital Acquisition Co.(7)	2,354	25
Ribbon Acquisition Corp.(7)	84,814	881
Rising Dragon Acquisition Corp.(7)	12,024	126
Roman DBDR Acquisition Corp. II(7)	5,258	55
Silicon Valley Acquisition Corp.(7)	5,539	55
Silver Pegasus Acquisition Corp.(7)	3,900	41
Silver Pegasus Acquisition Corp. Class A(7)	11,163	113
Silverbox Corp. IV Class A(7)	5,560	59
SilverBox Corp. V(7)	3,149	32
SIM Acquisition Corp. I Class A(7)	39,331	416
Sizzle Acquisition Corp. II Class A(7)	25,546	260
Social Commerce Partners Corp.(7)	3,956	40
Solarius Capital Acquisition Corp. Class A(7)	20,408	205
Soulpower Acquisition Corp. Class A(7)	16,273	165
Spring Valley Acquisition Corp. III(7)	6,352	66
Starry Sea Acquisition Corp.(7)	11,969	120
Stellar V Capital Corp. Class A(7)	5,935	61
StoneBridge Acquisition II Corp. Class A(7)	2,791	28
Tavia Acquisition Corp.(7)	12,508	131
Thayer Ventures Acquisition Corp. II Class A(7)	8,637	87
Translational Development Acquisition Corp.(7)	57,846	607
UY Scuti Acquisition Corp.(7)	11,082	114
Viking Acquisition Corp. I(7)	2,388	24
Vine Hill Capital Investment Corp. Class A(7)	1,447	16
Voyager Acquisition Corp.(7)	19,124	204
Wen Acquisition Corp.(7)	12,019	123
Wen Acquisition Corp. Class A(7)	1,673	17
Wintergreen Acquisition Corp.(7)	7,939	81
Total Special Purpose Acquisition Companies (Identified Cost $23,618)		23,999

	Shares
Escrow Notes—0.5%
Financials—0.5%
Altaba, Inc. Escrow(7)	327,452	442
Total Escrow Notes (Identified Cost $232)		442

Total Long-Term Investments—97.8% (Identified Cost $90,549)		90,292

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(10)(11)	987,181	$987
Total Securities Lending Collateral (Identified Cost $987)		987

TOTAL INVESTMENTS—98.8% (Identified Cost $91,536)		$91,279
Other assets and liabilities, net—1.2%		1,062
NET ASSETS—100.0%		$92,341

Abbreviations:
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $41,562 or 45.0% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	No contractual maturity date.
(4)	All or a portion of security is on loan.
(5)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	All or a portion of the security is segregated as collateral for derivatives. The value of securities segregated as collateral is $2,026.
(7)	Non-income producing.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Amount is less than $500 (not in thousands).
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Country Weightings (Unaudited)†
United States	64%
Cayman Islands	26
Austria	3
Mexico	2
Canada	2
Chile	2
Virgin Islands(British)	1
Total	100%
† % of total investments as of December 31, 2025.

Forward foreign currency exchange contracts as of December 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	665	USD	784	JPM	03/04/26	$— (1)	$—
USD	3,360	EUR	2,850	JPM	03/04/26	1	—
USD	764	EUR	646	JPM	03/05/26	3	—
USD	2,032	CAD	2,787	JPM	03/18/26	—	(6)
Total						$4	$(6)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)

Over-the-counter total return swaps outstanding as of December 31, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BlackRock Municipal Income Quality Trust	Pay	4.250% (0.610% + OBFR)	1 Month	GS	02/18/26	$519	$1	$1	$—
BlackRock Municipal Income Trust	Pay	4.250% (0.610% + OBFR)	1 Month	GS	07/14/26	91	4	4	—
BlackRock Municipal Income Trust II	Pay	4.250% (0.610% + OBFR)	1 Month	GS	07/14/26	95	4	4	—
BlackRock MuniHoldings Fund, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	07/14/26	364	19	19	—
BlackRock MuniHoldings Quality Fund II, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	07/14/26	311	16	16	—
BlackRock Muniyield Quality Fund III, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/06/26	85	(3)	—	(3)
BlackRock Muniyield Quality Fund, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	02/18/26	595	(20)	—	(20)
Eaton Vance Floating-Rate Income Trust	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	01/22/27	106	1	1	—
Franklin Universal Trust	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/06/26	115	7	7	—
Nuveen AMT-Free Municipal Credit Income Fund	Pay	4.250% (0.610% + OBFR)	1 Month	GS	02/18/26	593	18	18	—
Pershing Square Escrow	Pay	4.850% (1.210% + OBFR)	1 Month	GS	12/01/26	— (3)	— (3)	—	— (3)
Pershing Tontine Spar	Pay	4.850% (1.210% + OBFR)	1 Month	GS	12/01/26	— (3)	1	1	—
Saba Capital Income & Opportunities Fund	Pay	4.250% (0.610% + OBFR)	1 Month	GS	05/27/26	98	(4)	—	(4)
Saba Capital Income & Opportunities Fund	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	09/22/26	3	— (3)	—	— (3)
Total							$44	$71	$(27)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$7,528	$—	$7,528	$—
Corporate Bonds and Notes	46,019	—	46,019	—
Leveraged Loans	8,410	—	8,410	—
Equity Securities:
Preferred Stocks	3,789	3,789	—	—
Common Stocks	33	28	5	— (1)
Rights	31	31	—	—
Warrants	41	41	—	— (1)
Special Purpose Acquisition Companies	23,999	23,491	508	—
Escrow Notes	442	—	442	—
Securities Lending Collateral	987	987	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	4	—	4	—
Over-the-Counter Total Return Swaps	71	—	71	—
Total Assets	91,354	28,367	62,987	—
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(6)	—	(6)	—
Over-the-Counter Total Return Swaps	(27)	—	(27)	—
Total Liabilities	(33)	—	(33)	—
Total Investments	$91,321	$28,367	$62,954	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $0 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value(1)	Value
Convertible Bonds and Notes—3.6%
Health Care—0.6%
Exact Sciences Corp. 144A 2.000%, 3/1/30(2)	$510	$705
Information Technology—3.0%
ams-OSRAM AG RegS 2.125%, 11/3/27(3)(4)	3,100 EUR	3,465
Dye & Durham Ltd. 144A 3.750%, 3/1/26(2)	699 CAD	475
		3,940

Total Convertible Bonds and Notes (Identified Cost $4,564)		4,645

Corporate Bonds and Notes—14.5%
Communication Services—3.2%
EchoStar Corp. 10.750%, 11/30/29	975	1,078
Getty Images, Inc. 144A 11.250%, 2/21/30(2)(4)	3,243	3,041
		4,119

Energy—2.3%
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)	2,938	2,949
Financials—3.8%
Azul Secured Finance LLP 144A 15.000%, 2/27/26(2)	1,316	1,332
Frontier Communications Holdings LLC
5.875%, 11/1/29	441	446
144A 6.000%, 1/15/30(2)	1,093	1,112
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	555	385
SBL Holdings, Inc. 144A 6.500% (2)(5)(6)	1,776	1,685
		4,960

Industrials—4.2%
La Financiere Atalian SAS (3.500% Cash and 5.000% PIK) 8.500%, 6/30/28	— EUR(7)	— (7)
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(2)	5,703	5,475
		5,475

Information Technology—0.2%
ams-OSRAM AG RegS 10.500%, 3/30/29(3)	210 EUR	257
Materials—0.8%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	1,028	1,029
Total Corporate Bonds and Notes (Identified Cost $19,014)		18,789

	Par Value(1)	Value

Leveraged Loans—4.8%
Media / Telecom - Telecommunications—4.6%
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 6.181%, 4/16/29(8)	$605	$602
Tranche B-2 (1 month Term SOFR + 2.464%) 6.181%, 4/15/30(8)	2,751	2,732
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 10.672%, 5/13/27(8)	2,709	2,602
		5,936

Media / Telecom - Wireless Communications—0.2%
Commscope, Inc. (1 month Term SOFR + 4.750%) 8.466%, 12/17/29(8)	280	280
Total Leveraged Loans (Identified Cost $6,297)		6,216

	Shares
Closed-End Funds—2.8%
Equity Funds—2.8%
BlackRock Municipal Income Quality Trust(9)	52,916	579
BlackRock MuniHoldings Fund, Inc.(9)	22,077	259
BlackRock MuniHoldings Quality Fund II, Inc.(9)	22,077	221
BlackRock MuniYield Quality Fund III, Inc.(9)	34,978	380
BlackRock MuniYield Quality Fund, Inc.(9)	70,855	801
Eaton Vance Floating-Rate Income Trust(9)	13,115	148
Franklin Universal Trust(9)	43,979	352
Nuveen AMT-Free Municipal Credit Income Fund(9)	67,123	850
Saba Capital Income & Opportunities Fund(9)	14,715	103
		3,693

Total Closed-End Funds (Identified Cost $3,700)		3,693

Preferred Stocks—2.0%
Financials—0.9%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(8)	47,876	689
Federal National Mortgage Association Series T, 8.250%	6,425	90
Federal National Mortgage Association Series P(8)	31,800	414
		1,193

Real Estate—1.1%
City Office REIT, Inc. Series A, 6.625%(4)	55,125	1,396
Total Preferred Stocks (Identified Cost $2,551)		2,589

Common Stocks—34.3%
Communication Services—13.1%
Electronic Arts, Inc.(4)	10,661	2,178
Endeavor Group Holdings, Inc. Class A (10)(11)(12)	389,302	11,788
Frontier Communications Parent, Inc.(11)	3,016	115
TEGNA, Inc.	7,734	150
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Communication Services—continued
Warner Bros Discovery, Inc.(4)(11)	94,576	$2,726
		16,957

Consumer Discretionary—3.2%
Aptiv plc(4)(11)	54,200	4,124
Consumer Staples—1.9%
CN Healthy Food Tech Group Corp.(11)	6,328	35
Kenvue, Inc.	1,900	33
Kimberly-Clark Corp.	3,998	403
Kraft Heinz Co. (The)(4)	50,493	1,224
TreeHouse Foods, Inc.(11)	29,708	701
		2,396

Energy—0.2%
Sunococorp LLC(11)	6,418	316
Financials—0.8%
Acropolis Infrastructure(10)(11)	39,798	—
Brighthouse Financial, Inc.(11)	2,808	182
Cadence Bank(4)	15,056	645
Cantaloupe, Inc.(11)	14,269	152
MidCap Financial Investment Corp.	7,702	88
		1,067

Health Care—6.3%
Avidity Biosciences, Inc.(4)(11)	43,745	3,155
Exact Sciences Corp.(4)(11)	36,037	3,660
Hologic, Inc.(11)	18,324	1,365
Inhibrx, Inc.(11)	35,267	40
		8,220

Industrials—4.4%
Air Lease Corp. Class A(4)	15,259	980
Chart Industries, Inc.(11)	33	7
CSX Corp.(4)	34,400	1,247
Dayforce, Inc.(4)(11)	25,220	1,744
Honeywell International, Inc.	3,000	585
Norfolk Southern Corp.	2,693	778
TaskUS, Inc. Class A(11)	27,295	322
		5,663

Information Technology—1.8%
Confluent, Inc. Class A(11)	47,680	1,442
CyberArk Software Ltd.(4)(11)	1,983	884
		2,326

Materials—2.6%
New Gold, Inc.(4)(11)	144,092	1,255
Sealed Air Corp.	33,698	1,396
Teck Resources Ltd. Class B	16,240	778
		3,429

Total Common Stocks (Identified Cost $42,808)		44,498

	Shares	Value

Rights—0.6%
Financials—0.0%
Axiom Intelligence Acquisition Corp. 1, 10/20/30(11)	8,143	$2
BEST SPAC I Acquisition Corp., 02/01/30(11)	2,328	— (7)
EGH Acquisition Corp., 03/31/30(11)	3,495	1
Emmis Acquisition Corp., 09/26/30(11)	7,731	1
ESH Acquisition Corp., 12/31/39(11)	34,175	7
Jena Acquisition Corp. II, 03/31/30(11)	18,687	3
K&F Growth Acquisition Corp. II, 08/29/31(11)	12,053	2
Lakeshore Acquisition III Corp., (11)	20,607	4
Mountain Lake Acquisition Corp., 12/31/26(11)	16,606	4
Oyster Enterprises II Acquisition Corp., 03/31/30(11)	11,728	2
Pershing Tontine Spar, 09/29/33(10)(11)	11,093	5
Sizzle Acquisition Corp. II, (11)	11,873	2
Soulpower Acquisition Corp., 12/31/49(11)	13,952	3
Spring Valley Acquisition Corp. II, 02/25/26(11)	3,543	2
Thayer Ventures Acquisition Corp. II, 05/15/30(11)	13,191	3
UY Scuti Acquisition Corp., 03/03/30(11)	4,727	1
Wintergreen Acquisition Corp., 12/18/26(11)	211	— (7)
		42

Health Care—0.2%
Akouos, Inc., 12/31/49(10)(11)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(10)(11)	169,085	232
		252

Materials—0.4%
Pan American Silver Corp., 12/31/48(11)	978,488	484
Total Rights (Identified Cost $613)		778

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(11)	31,641	3
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(10)(11)	25,800	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(11)	17,935	4
Aldel Financial II, Inc., 10/10/29(11)	9,701	4
AltEnergy Acquisition Corp., 11/10/28(11)	5,160	— (7)
Archimedes Tech SPAC Partners II Co., 04/02/30(11)	7,214	4
Armada Acquisition Corp. II, 05/20/30(11)	4,128	3
Berto Acquisition Corp., 04/28/30(11)	1,759	1
Cartesian Growth Corp. II, 07/12/28(11)	5,799	2
Cartesian Growth Corp. III, 03/06/30(11)	664	1
Copley Acquisition Corp., 05/23/30(11)	2,932	1
Corner Growth Acquisition Corp., 12/31/27(10)(11)	20,673	—
Dune Acquisition Corp. II, 06/12/30(11)	11,564	3
Gesher Acquisition Corp. II, 03/12/30(11)	5,680	2
Goal Acquisitions Corp., 02/11/26(11)	272,843	— (7)
Gores Holdings X, Inc., 06/20/31(11)	5,981	4
Jaws Mustang Acquisition Corp., 01/30/26(11)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(11)	67,562	4
Lightwave Acquisition Corp., 06/24/30(11)	11,341	2
New Providence Acquisition Corp. III, 04/24/30(11)	19,020	10
Newbury Street II Acquisition Corp., 12/29/29(11)	12,867	3
Roman DBDR Acquisition Corp. II, 02/03/30(11)	7,615	4
Spark I Acquisition Corp., 11/27/28(11)	28,847	9
Stellar V Capital Corp., 03/24/30(11)	4,836	1
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Financials—continued
Target Global Acquisition I Corp., 12/31/27(11)	10,328	$— (7)
Titan Acquisition Corp., 06/02/30(11)	12,485	4
		67

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(11)	6,900	— (7)
Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(11)	60,113	— (7)
LeddarTech Holdings, Inc., 09/21/28(11)	58,973	— (7)
		—

Total Warrants (Identified Cost $310)		70

	Shares/Units
Special Purpose Acquisition Companies—18.1%
1RT Acquisition Corp.(11)	5,247	54
A Paradise Acquisition Corp.(11)	4,625	48
A Paradise Acquisition Corp. Class A(11)	50,166	504
AA Mission Acquisition Corp. Class A(11)	23,805	254
AA Mission Acquisition Corp. II(11)	21,127	210
Activate Energy Acquisition Corp.(11)	15,323	153
AI Infrastructure Acquisition Corp.(11)	17,611	179
AI Infrastructure Acquisition Corp. Class A(11)	11,573	115
American Drive Acquisition Co.(11)	6,305	63
Apex Treasury Corp.(11)	6,636	66
Apex Treasury Corp. Class A(11)	21,850	216
Archimedes Tech SPAC Partners II Co.(11)	25,821	268
Armada Acquisition Corp. II Class A(11)	33,581	344
Axiom Intelligence Acquisition Corp. 1 Class A(11)	30,300	305
Bain Capital GSS Investment Corp.(11)	11,055	113
Berto Acquisition Corp.(11)	19,360	196
BEST SPAC I Acquisition Corp. Class A(11)	2,328	24
Bitcoin Infrastructure Acquisition Corp., Ltd.(11)	9,617	96
Blue Acquisition Corp.(11)	5,750	61
Blue Water Acquisition Corp. III(11)	18,595	196
Blue Water Acquisition Corp. III Class A(11)	8,859	91
Bluerock Acquisition Corp.(11)	10,936	109
BTC Development Corp.(11)	2,209	22
Cal Redwood Acquisition Corp.(11)	7,000	71
Cal Redwood Acquisition Corp. Class A(11)	29,877	304
Calisa Acquisition Corp.(11)	696	7
Cantor Equity Partners I, Inc. Class A(11)	5,565	58
Cantor Equity Partners III, Inc. Class A(11)	2,328	24
Cantor Equity Partners IV, Inc. Class A(11)	8,871	91
Cantor Equity Partners V, Inc. Class A(11)	19,821	203
Cartesian Growth Corp. III Class A(11)	10,235	105
Centurion Acquisition Corp.(11)	4	— (7)
ChampionsGate Acquisition Corp.(11)	2,797	28
Chenghe Acquisition III Co.(11)	12,168	122
Chenghe Acquisition III Co. Class A(11)	88	1
Churchill Capital Corp. XI(11)	2,101	21
CO2 Energy Transition Corp.(6)(11)	102,834	1,058
Cohen Circle Acquisition Corp. II(11)	9,839	102
Copley Acquisition Corp. Class A(11)	10,880	111
Crane Harbor Acquisition Corp. II(11)	2,185	22
Crown Reserve Acquisition Corp. I(11)	10,951	111
Crown Reserve Acquisition Corp. I Class A(11)	26,677	265
CSLM Digital Asset Acquisition Corp. III Ltd.(11)	17,727	179
	Shares/Units	Value
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(11)	17,579	$175
D Boral ARC Acquisition I Corp. Class A(11)	54,589	548
Daedalus Special Acquisition Corp.(11)	8,402	84
Drugs Made In America Acquisition II Corp.(11)	22,215	222
Drugs Made In America Acquisition II Corp.(11)	21,825	216
Dune Acquisition Corp. II(11)	17,132	175
Dynamix Corp. III(11)	2,210	22
EGH Acquisition Corp. Class A(11)	15,127	153
Emmis Acquisition Corp. Class A(11)	7,731	77
EQV Ventures Acquisition Corp. II(11)	75,000	751
Eureka Acquisition Corp.(11)	2,338	26
FG Merger II Corp.(11)	54,415	546
Fifth Era Acquisition Corp. I Class A(11)	3,828	39
FIGX Capital Acquisition Corp.(11)	3,958	40
FIGX Capital Acquisition Corp. Class A(11)	5,576	56
Flag Ship Acquisition Corp.(11)	2,336	25
Future Vision II Acquisition Corp.(11)	17,683	187
FutureCrest Acquisition Corp.(11)	442	5
Galata Acquisition Corp. II(11)	7,747	78
Gesher Acquisition Corp. II Class A(11)	11,360	116
GigCapital7 Corp. Class A(11)	4,447	47
GigCapital8 Corp. Class A(11)	47,558	470
Globa Terra Acquisition Corp. Class A(11)	62,071	627
Gores Holdings X, Inc. Class A(11)	23,927	246
GP-Act III Acquisition Corp. Class A(11)	10,988	118
GSR IV Acquisition Corp.(11)	28,786	297
Harvard Ave Acquisition Corp.(11)	26,455	265
Haymaker Acquisition Corp. 4(11)	34,929	398
HCM III Acquisition Corp.(11)	1,153	12
Highview Merger Corp. Class A(11)	7,484	75
Indigo Acquisition Corp.(11)	11,056	111
Inflection Point Acquisition Corp. V Class A(11)	3,147	32
Iron Horse Acquisition II Corp.(11)	6,305	63
ITHAX Acquisition Corp. III(11)	10,929	109
Jackson Acquisition Co. II Class A(11)	9,982	104
Jena Acquisition Corp. II Class A(11)	41,343	420
K&F Growth Acquisition Corp. II Class A(11)	12,053	125
Kochav Defense Acquisition Corp. Class A(11)	13,623	138
LaFayette Acquisition Corp.(11)	8,913	89
Lake Superior Acquisition Corp.(11)	11,265	114
Lake Superior Acquisition Corp. Class A(11)	8,768	87
Lakeshore Acquisition III Corp.(11)	32,249	329
Launchpad Cadenza Acquisition Corp. I(11)	14,061	140
Leapfrog Acquisition Corp.(11)	5,473	55
Lightwave Acquisition Corp. Class A(11)	33,719	339
Lionheart Holdings Class A(11)	17,717	189
M3-Brigade Acquisition VI Corp.(11)	2,219	22
McKinley Acquisition Corp.(11)	4,435	45
McKinley Acquisition Corp. Class A(11)	11,056	110
Meshflow Acquisition Corp.(11)	15,294	153
Mountain Lake Acquisition Corp. Class A(11)	45,724	476
New Providence Acquisition Corp. III Class A(11)	57,062	585
Newbury Street II Acquisition Corp. Class A(11)	41,428	433
NMP Acquisition Corp. Class A(11)	21,941	220
Origin Investment Corp. I(11)	11,060	112
OTG Acquisition Corp. I(11)	5,532	56
Oxley Bridge Acquisition Ltd.(11)	9,296	94
Oxley Bridge Acquisition Ltd. Class A(11)	37,547	378
Oyster Enterprises II Acquisition Corp. Class A(11)	30,980	313
Perimeter Acquisition Corp. I(11)	7,008	75
Pioneer Acquisition I Corp.(11)	34,937	355
Pioneer Acquisition I Corp. Class A(11)	15,121	152
ProCap Acquisition Corp.(11)	3,231	33
ProCap Acquisition Corp. Class A(11)	10,879	110
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares/Units	Value
Pyrophyte Acquisition Corp. II Class A(11)	11,036	$111
Quantumsphere Acquisition Corp.(11)	4,430	45
Quantumsphere Acquisition Corp.(11)	11,056	111
Quartzsea Acquisition Corp.(11)	33,242	341
Real Asset Acquisition Corp. Class A(11)	10,365	106
Republic Digital Acquisition Co.(11)	3,518	37
Roman DBDR Acquisition Corp. II(11)	9,405	98
Siddhi Acquisition Corp. Class A(11)	63,115	648
Silicon Valley Acquisition Corp.(11)	7,758	77
Silver Pegasus Acquisition Corp.(11)	5,824	61
Silver Pegasus Acquisition Corp. Class A(11)	15,484	156
SilverBox Corp. V(11)	4,365	44
SIM Acquisition Corp. I Class A(11)	22,284	236
Sizzle Acquisition Corp. II Class A(11)	38,190	388
Social Commerce Partners Corp.(11)	5,542	55
Solarius Capital Acquisition Corp. Class A(11)	28,293	284
Soulpower Acquisition Corp. Class A(11)	25,026	254
Spring Valley Acquisition Corp. III(11)	8,860	92
Starry Sea Acquisition Corp.(11)	16,554	166
Stellar V Capital Corp. Class A(11)	9,672	100
Thayer Ventures Acquisition Corp. II Class A(11)	24,882	252
Titan Acquisition Corp. Class A(11)	24,971	256
Translational Development Acquisition Corp.(11)	8,748	92
UY Scuti Acquisition Corp.(11)	4,727	49
Vendome Acquisition Corp. I Class A(11)	22,892	231
Viking Acquisition Corp. I(11)	3,293	33
Wen Acquisition Corp.(11)	17,948	184
Wen Acquisition Corp. Class A(11)	2,328	24
Wintergreen Acquisition Corp.(11)	11,286	115
Total Special Purpose Acquisition Companies (Identified Cost $23,112)		23,478

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $549)		182

Escrow Notes—1.7%
Financials—1.7%
Altaba, Inc. Escrow(11)	1,637,713	2,211
Pershing Square Escrow(10)(11)	44,373	—
		2,211

Total Escrow Notes (Identified Cost $1,817)		2,211

Total Long-Term Investments—82.6% (Identified Cost $105,335)		107,149

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.630%)(9)	71,775	72
Total Short-Term Investment (Identified Cost $72)		72

	Shares	Value

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(9)(13)	1,877,165	$1,877
Total Securities Lending Collateral (Identified Cost $1,877)		1,877

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—84.1% (Identified Cost $107,284)		109,098

Securities Sold Short—(1.6)%

Common Stocks—(1.3)%
Industrials—(0.1)%
Union Pacific Corp.	(312)	(72)
Information Technology—(0.2)%
Palo Alto Networks, Inc.(11)	(1,449)	(267)
Materials—(1.0)%
Coeur Mining, Inc.(11)	(71,886)	(1,282)
Total Common Stocks (Identified Proceeds $(1,433))		(1,621)

Exchange-Traded Fund—(0.3)%
Financials—(0.3)%
State Street Consumer Staples Select Sector SPDR ETF(9)	(5,215)	(405)
Total Exchange-Traded Fund (Identified Proceeds $(401))		(405)

Total Securities Sold Short (Identified Proceeds $(1,834))		(2,026)

Written Options—(1.8)%
(See open written options schedule)
Total Written Options (Premiums Received $1,725)		(2,381)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—80.7% (Identified Cost $103,725)		$104,691
Other assets and liabilities, net—19.3%		24,958
NET ASSETS—100.0%		$129,649
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)

Abbreviations:
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $18,188 or 14.0% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $26,588.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Amount is less than $500 (not in thousands).
(8)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Non-income producing.
(12)
Delisted security. As of December 31, 2025, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $10,640 and its market value represents 9.1% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(13)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
HKD	Hong Kong Dollar
USD	United States Dollar

Country Weightings (Unaudited)†
United States	69%
Cayman Islands	20
Jersey	4
Austria	3
Canada	2
Virgin Islands(British)	1
Israel	1
Total	100%
†% of total investments, net of securities sold short and written options, as of December 31, 2025.

Open purchased options contracts as of December 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Aptiv plc	221	$1,547	$70.00	01/16/26	$9
Aptiv plc	77	539	70.00	02/20/26	14
Aptiv plc	244	1,708	70.00	03/20/26	60
Comcast Corp.	221	553	25.00	01/16/26	— (3)
Comcast Corp.	575	1,581	27.50	01/16/26	5
CSX Corp.	1,288	3,864	30.00	01/16/26	— (3)
CSX Corp.	177	575	32.50	02/20/26	4
Honeywell International, Inc.	261	4,698	180.00	03/20/26	63
Kenvue, Inc.	19	25	13.00	02/20/26	— (3)
Keurig Dr Pepper, Inc.	1,205	2,892	24.00	02/20/26	12
Kraft Heinz Co. (The)	1,220	2,440	20.00	02/20/26	9
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Open purchased options contracts as of December 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
SPDR S&P 500® ETF Trust	101	$6,413	$635.00	01/16/26	$5
Teck Resources Ltd.	723	2,603	36.00	01/16/26	1
Warner Bros Discovery, Inc.	242	424	17.50	01/16/26	— (3)
Total Purchased Options					$182
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of December 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Air Lease Corp.	(91)	$(592)	$65.00	02/20/26	$(1)
Aptiv plc	(221)	(1,658)	75.00	01/16/26	(58)
Aptiv plc	(77)	(616)	80.00	02/20/26	(20)
Aptiv plc	(244)	(1,891)	77.50	03/20/26	(117)
Comcast Corp.	(221)	(663)	30.00	01/16/26	(13)
CSX Corp.	(1,288)	(4,508)	35.00	01/16/26	(200)
CSX Corp.	(177)	(664)	37.50	02/20/26	(16)
Electronic Arts, Inc.	(13)	(273)	210.00	03/20/26	(— ) (3)
Electronic Arts, Inc.	(4)	(84)	210.00	06/18/26	(— ) (3)
Exact Sciences Corp.	(62)	(651)	105.00	01/16/26	(— ) (3)
Honeywell International, Inc.	(261)	(5,481)	210.00	03/20/26	(78)
Kenvue, Inc.	(19)	(30)	16.00	02/20/26	(3)
Keurig Dr Pepper, Inc.	(1,205)	(3,254)	27.00	02/20/26	(163)
Kraft Heinz Co. (The)	(1,220)	(3,050)	25.00	02/20/26	(79)
SPDR S&P 500® ETF Trust	(51)	(3,519)	690.00	01/16/26	(18)
Teck Resources Ltd.	(723)	(2,892)	40.00	01/16/26	(578)
Teck Resources Ltd.	(471)	(1,931)	41.00	02/20/26	(356)
Warner Bros Discovery, Inc.	(136)	(408)	30.00	02/20/26	(13)
Warner Bros Discovery, Inc.	(1,032)	(2,683)	26.00	02/20/26	(356)
Warner Bros Discovery, Inc.	(809)	(2,184)	27.00	02/20/26	(218)
Warner Bros Discovery, Inc.	(89)	(240)	27.00	03/20/26	(25)
Warner Bros Discovery, Inc.	(603)	(1,809)	30.00	03/20/26	(68)
					(2,380)
Put Option(2)
SPDR S&P 500® ETF Trust	(63)	(3,748)	595.00	01/16/26	(1)
Total Written Options					$(2,381)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of December 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	665	USD	783	JPM	03/04/26	$1	$—
HKD	219	USD	28	JPM	03/17/26	—	— (1)
USD	4,257	EUR	3,610	JPM	03/04/26	2	—
USD	2,461	GBP	1,839	GS	03/04/26	—	(18)
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of December 31, 2025 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	272	EUR	230	JPM	03/05/26	$1	$—
USD	594	EUR	504	GS	03/11/26	— (1)	—
USD	230	EUR	195	JPM	03/11/26	— (1)	—
USD	792	HKD	6,143	JPM	03/17/26	1	—
USD	510	CAD	699	JPM	03/18/26	—	(2)
Total						$5	$(20)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter total return swaps outstanding as of December 31, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
ABIOMED, Inc.(3)	Pay	3.640% (0.750% + OBFR)	1 Month	BAML	04/03/26	$— (4)	$7	$7	$—
Bristol-Myers Squibb Co.(3),(5)	Pay	5.320% (0.750% + OBFR)	1 Month	BAML	03/03/26	— (4)	34	34	—
Cantaloupe, Inc.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	10/16/26	681	(15)	—	(15)
Chart Industries, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	09/09/26	3,565	132	132	—
Chart Industries, Inc.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	10/19/26	1,488	48	48	—
CoinShares International Ltd.	Pay	3.640% (0.850% + OBFR)	1 Month	GS	11/05/26	548	(120)	—	(120)
Comcast Corp. Class A	Pay	3.640% (0.610% + OBFR)	1 Month	GS	12/08/26	2,187	189	189	—
Comerica, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	12/22/26	1,812	283	283	—
Confluent, Inc. Class A	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	01/11/27	2,364	22	22	—
CSX Corp.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	11/23/26	4,114	(55)	—	(55)
CyberArk Software Ltd.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	09/08/26	7,230	(126)	—	(126)
Dayforce, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	12/21/26	2,040	3	3	—
Dayforce, Inc.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	12/21/26	2,040	2	2	—
Electronic Arts, Inc.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	11/24/26	4,054	67	67	—
Frontier Communications Parent, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	07/07/26	3,749	137	137	—
Frontier Communications Parent, Inc.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	02/17/26	2,050	144	144	—
Hang Seng Bank Ltd.	Pay	3.640% ( 0.550% + OBFR)	3 Month	JPM	11/17/26	741	6	6	—
Honeywell International, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	03/24/26	2,692	(217)	—	(217)
Honeywell International, Inc.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	11/30/26	1,755	271	271	—
Just Group plc	Pay	3.640% (0.850% + OBFR)	1 Month	GS	09/03/26	2,363	71	71	—
Keurig Dr Pepper, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	12/07/26	3,237	135	135	—
Kraft Heinz Co. (The)	Pay	3.640% (0.610% + OBFR)	1 Month	GS	10/14/26	1,896	(165)	—	(165)
Liberty Broadband Corp.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	11/09/26	2,041	(529)	—	(529)
Norfolk Southern Corp.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	12/21/26	5,013	(6)	—	(6)
ProAssurance Corp.	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	11/30/26	2,463	15	15	—
Saba Capital Income & Opportunities Fund	Pay	3.640% (0.610% + OBFR)	1 Month	GS	05/27/26	107	(6)	—	(6)
Saba Capital Income & Opportunities Fund	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	09/22/26	63	(9)	—	(9)
Teck Resources Ltd. Class B	Pay	3.640% (0.610% + OBFR)	1 Month	GS	12/01/26	3,783	342	342	—
Teck Resources Ltd. Class B	Pay	3.640% ( 0.380% + OBFR)	3 Month	JPM	10/16/26	1,397	198	198	—
TEGNA, Inc.	Pay	3.640% (0.610% + OBFR)	1 Month	GS	10/14/26	1,050	(74)	—	(74)
Vivendi SE	Pay	3.640% (0.610% + OBFR)	1 Month	GS	07/22/26	1,337	(266)	—	(266)
Vivendi SE	Pay	3.640% ( 0.550% + OBFR)	3 Month	JPM	01/30/26	171	10	10	—
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of December 31, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Warner Bros Discovery, Inc. Class A	Pay	3.640% (0.610% + OBFR)	1 Month	GS	11/30/26	$4,210	$1,549	$1,549	$—
							2,077	3,665	(1,588)
Short Total Return Swap Contracts
Anglo American plc	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	10/28/26	(218)	(14)	—	(14)
Anglo American plc	Receive	3.640% ( (0.350)% + OBFR)	3 Month	JPM	12/21/26	(582)	(83)	—	(83)
Charter Communications, Inc. Class A	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	11/30/26	(1,818)	274	274	—
Fifth Third Bancorp	Receive	3.640% ( (0.250)% + OBFR)	3 Month	JPM	01/19/27	(2,171)	46	46	—
Huntington Bancshares, Inc.	Receive	3.640% ( (0.250)% + OBFR)	3 Month	JPM	01/15/27	(667)	16	16	—
Palo Alto Networks, Inc.	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	12/01/26	(8,403)	1,412	1,412	—
Pan American Silver Corp.	Receive	3.640% ( (0.250)% + OBFR)	3 Month	JPM	11/30/26	(843)	(413)	—	(413)
Union Pacific Corp.	Receive	3.640% ((0.350)% + OBFR)	1 Month	GS	12/29/26	(3,116)	16	16	—
Union Pacific Corp.	Receive	3.640% ( (0.250)% + OBFR)	3 Month	JPM	10/26/26	(1,407)	(57)	—	(57)
Universal Music Group N.V.	Receive	3.640% ((0.270)% + OBFR)	1 Month	GS	09/03/26	(831)	47	47	—
							1,244	1,811	(567)
Total							$3,321	$5,476	$(2,155)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$4,645	$—	$4,645	$—
Corporate Bonds and Notes	18,789	—	18,789	—
Leveraged Loans	6,216	—	6,216	—
Equity Securities:
Closed-End Funds	3,693	3,693	—	—
Preferred Stocks	2,589	2,589	—	—
Common Stocks	44,498	32,635	75	11,788 (1)
Rights	778	521	—	257
Warrants	70	67	3	— (1)
Special Purpose Acquisition Companies	23,478	23,478	—	—
Escrow Notes	2,211	—	2,211	— (1)
Money Market Mutual Fund	72	72	—	—
Securities Lending Collateral	1,877	1,877	—	—
Other Financial Instruments:
Purchased Options	182	96	86	—
Forward Foreign Currency Exchange Contracts*	5	—	5	—
Over-the-Counter Total Return Swaps*	5,476	—	5,435	41
Total Assets	114,579	65,028	37,465	12,086
Liabilities:
Securities Sold Short:
Common Stocks	(1,621)	(1,621)	—	—
Exchange-Traded Fund	(405)	(405)	—	—
Other Financial Instruments:
Written Options	(2,381)	(1,859)	(522)	—
Forward Foreign Currency Exchange Contracts*	(20)	—	(20)	—
Over-the-Counter Total Return Swaps*	(2,155)	—	(2,155)	—
Total Liabilities	(6,582)	(3,885)	(2,697)	—
Total Investments, Net of Securities Sold Short and Written Options	$107,997	$61,143	$34,768	$12,086

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $11,788 was transferred from Level 1 to Level 3 due to market delisting at period end.
Securities held by the Fund with an end of period value of $475 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$227	$— (a)	$194	$— (a)	$— (a)	$33
Net change in unrealized appreciation (depreciation)(b)	71	—	63	—	—	8
Transfers into Level 3(c)	11,788	11,788	—	—	—	—
Balance as of December 31, 2025	$12,086	$11,788 (a)	$257	$— (a)	$— (a)	$41
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025, was $(326).
(c) Transfers into and/or from represent the ending value as of December 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2025:

Investments in Securities – Assets	Ending Balance at December 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)

Common Stocks:
Endeavor Group Holdings, Inc. Class A	$11,788	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Assets
Investment in securities at value(1)(2)	$2,136,781	$91,279	$109,098
Investment in affiliates at value(3)	156,755	—	—
Foreign currency at value(4)	184	151	89
Cash	41,335	414	4,540
Due from broker for swap contracts	—	7	9
Cash pledged as collateral for derivatives and securities sold short	94,621	520	19,640
Over-the-counter swaps at value	31,881	71	5,476
Unrealized appreciation on forward foreign currency exchange contracts	25	4	5
Receivables
Investment securities sold	1,463	9	— (a)
Fund shares sold	7,950	133	— (a)
Dividends and interest	2,134	971	366
Tax reclaims	850	—	—
Securities lending income	13	1	2
Prepaid expenses	—	43	49
Other assets	139	5	7
Total assets	2,474,131	93,608	139,281
Liabilities
Due to broker for swap contracts	1	—	—
Written options at value(5)	14,725	—	2,381
Securities sold short at value(6)	29,280	—	2,026
Over-the-counter swaps at value	2,774	27	2,155
Unrealized depreciation on forward foreign currency exchange contracts	276	6	20
Payables
Fund shares repurchased	1,948	2	10
Investment securities purchased	7,694	55	816
Collateral on securities loaned	251	987	1,877
Investment advisory fees	1,891	80	177
Distribution and service fees	86	1	1
Administration and accounting fees	286	31	35
Transfer agent and sub-transfer agent fees and expenses	413	17	18
Professional fees	170	46	67
Trustee deferred compensation plan	138	5	7
Interest expense and/or commitment fees	7	— (a)	— (a)
Other accrued expenses	211	10	42
Total liabilities	60,151	1,267	9,632
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$2,413,980	$92,341	$129,649
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$2,379,016	$92,683	$129,469
Accumulated earnings (loss)	34,964	(342)	180
Net Assets	$2,413,980	$92,341	$129,649
Net Assets:
Class A	$400,868	$5,080	$2,400
Class I	$2,013,112	$87,261	$127,249
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	23,241,881	453,350	236,883
Class I	118,490,137	7,979,750	12,365,828
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Asset Value and Redemption Price Per Share:(b)
Class A	$17.25	$11.21	$10.13
Class I	$16.99	$10.94	$10.29
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$18.25	$11.86	$10.72
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$2,052,963	$91,536	$107,284
(2) Market value of securities on loan	$241	$955	$1,818
(3) Investment in affiliates at cost	$155,880	$—	$—
(4) Foreign currency at cost	$185	$150	$89
(5) Written options premiums received	$9,239	$—	$1,725
(6) Securities sold short proceeds	$26,315	$—	$1,834

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2025
($ reported in thousands)

	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Investment Income
Dividends	$27,097	$290	$1,685
Dividends from affiliates	5,876	—	—
Interest	14,056	4,834	3,702
Securities lending, net of fees	65	9	2
Foreign taxes withheld	(68)	—	(8)
Total investment income	47,026	5,133	5,381
Expenses
Investment advisory fees	23,714	900	1,582
Distribution and service fees, Class A	1,036	13	6
Administration and accounting fees	2,368	117	158
Transfer agent fees and expenses	1,037	39	56
Sub-transfer agent fees and expenses, Class A	563	4	4
Sub-transfer agent fees and expenses, Class I	1,772	80	15
Custodian fees	48	2	22
Printing fees and expenses	140	16	26
Professional fees	391	59	98
Interest expense and/or commitment fees	12	1	— (a)
Registration fees	68	17	20
Trustees’ fees and expenses	175	6	11
Miscellaneous expenses	207	17	32
Total expenses	31,531	1,271	2,030
Dividend and interest expense on securities sold short	198	— (a)	90
Total expenses, including dividend and interest expense on securities sold short	31,729	1,271	2,120
Less net expenses reimbursed and/or waived by investment adviser(1)	(2,418)	—	(99)
Plus net expenses recaptured(1)	—	36	—
Net expenses	29,311	1,307	2,021
Net investment income (loss)	17,715	3,826	3,360
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	117,728	867	3,602
Investments in affiliates	902	—	—
Securities sold short	(67,737)	—	(4,053)
Foreign currency transactions	267	57	133
Forward foreign currency exchange contracts	(1,751)	(55)	(363)
Written options	(22,975)	—	636
Swaps	70,214	(96)	3,955
Capital gains received from investments in affiliates	4,622	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	83,811	(528)	(451)
Investments in affiliates	(1,034)	—	—
Securities sold short	(4,591)	—	(275)
Foreign currency transactions	67	5	10
Forward foreign currency exchange contracts	(3,753)	(161)	(523)
Written options	(6,410)	—	(920)
Swaps	2,353	28	4,971
Net realized and unrealized gain (loss) on investments	171,713	117	6,722
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2025
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net increase (decrease) in net assets resulting from operations	$189,428	$3,943	$10,082

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4C and 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	The Merger Fund		Westchester Credit Event Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$17,715	$18,936	$3,826	$3,774
Net realized gain (loss)	101,270	98,928	773	1,600
Net change in unrealized appreciation (depreciation)	70,443	(31,304)	(656)	19
Increase (decrease) in net assets resulting from operations	189,428	86,560	3,943	5,393
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(27,665)	(13,348)	(262)	(174)
Class I	(149,681)	(70,082)	(4,883)	(4,096)
Return of Capital:
Class A	(342)	—	(24)	—
Class I	(1,612)	—	(391)	—
Total dividends and distributions to shareholders	(179,300)	(83,430)	(5,560)	(4,270)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(25,296)	(130,187)	1,736	492
Class I	111,442	(375,245)	10,930	5,697
Increase (decrease) in net assets from capital transactions	86,146	(505,432)	12,666	6,189
Net increase (decrease) in net assets	96,274	(502,302)	11,049	7,312
Net Assets
Beginning of period	2,317,706	2,820,008	81,292	73,980
End of Period	$2,413,980	$2,317,706	$92,341	$81,292
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Westchester Event-Driven Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,360	$7,421
Net realized gain (loss)	3,910	8,898
Net change in unrealized appreciation (depreciation)	2,812	(3,385)
Increase (decrease) in net assets resulting from operations	10,082	12,934
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(251)	(216)
Class I	(13,029)	(5,024)
Total dividends and distributions to shareholders	(13,280)	(5,240)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(949)	(574)
Class I	(2,560)	(350,492)
Increase (decrease) in net assets from capital transactions	(3,509)	(351,066)
Net increase (decrease) in net assets	(6,707)	(343,372)
Net Assets
Beginning of period	136,356	479,728
End of Period	$129,649	$136,356
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

The Merger Fund
Class A
1/1/25 to 12/31/25	$17.14	0.09	0.03	1.27	1.39	(0.69)	(0.01)	(0.58)	(1.28)	0.11	$17.25	8.11%	$400,868	1.48% (6)(7)	1.58%	0.49%	149%
1/1/24 to 12/31/24	17.14	0.08	0.02	0.45	0.55	(0.30)	—	(0.25)	(0.55)	—	17.14	3.27	421,873	1.48 (7)	1.59	0.49	153
1/1/23 to 12/31/23	16.88	0.02	—	0.68	0.70	(0.44)	—	—	(0.44)	0.26	17.14	4.18	550,230	1.50 (7)	1.61	0.12	218
1/1/22 to 12/31/22	17.35	(0.02)	—	0.14	0.12	(0.14)	—	(0.45)	(0.59)	(0.47)	16.88	0.71	737,427	1.50 (7)	1.59	(0.14)	196
1/1/21 to 12/31/21	17.43	(0.10) (8)	—	0.07	(0.03)	— (9)	—	(0.05)	(0.05)	(0.08)	17.35	(0.19)	851,000	1.54 (7)	1.61	(0.59)	162
Class I
1/1/25 to 12/31/25	$16.92	0.14	0.03	1.25	1.42	(0.76)	(0.01)	(0.58)	(1.35)	0.07	$16.99	8.41%	$2,013,112	1.19% (10)(11)	1.29%	0.80%	149%
1/1/24 to 12/31/24	16.96	0.13	0.02	0.44	0.59	(0.38)	—	(0.25)	(0.63)	(0.04)	16.92	3.54	1,895,833	1.19 (11)	1.29	0.78	153
1/1/23 to 12/31/23	16.70	0.07	—	0.68	0.75	(0.49)	—	—	(0.49)	0.26	16.96	4.51	2,269,778	1.21 (11)	1.31	0.40	218
1/1/22 to 12/31/22	17.32	0.04	—	0.13	0.17	(0.34)	—	(0.45)	(0.79)	(0.62)	16.70	1.01	3,529,981	1.21 (11)	1.32	0.22	196
1/1/21 to 12/31/21	17.35	(0.05) (12)	—	0.07	0.02	— (9)	—	(0.05)	(0.05)	(0.03)	17.32	0.10	3,419,099	1.25 (11)	1.31	(0.30)	162

Westchester Credit Event Fund
Class A
1/1/25 to 12/31/25	$11.37	0.46	—	0.03	0.49	(0.53)	(0.05)	(0.07)	(0.65)	(0.16)	$11.21	4.37%	$5,080	1.70% (13)	1.63%	3.99%	126%
1/1/24 to 12/31/24	11.21	0.53	—	0.23	0.76	(0.57)	—	(0.03)	(0.60)	0.16	11.37	6.84	3,426	1.71 (14)	1.73	4.56	158
1/1/23 to 12/31/23	10.69	0.43	—	0.55	0.98	(0.46)	—	—	(0.46)	0.52	11.21	9.22	2,910	1.74 (14)(15)	1.79	3.82	182
1/1/22 to 12/31/22	11.31	0.21	—	(0.81)	(0.60)	—	—	(0.02)	(0.02)	(0.62)	10.69	(5.28)	1,278	1.90 (13)(14)(16)	1.78	1.89	151
1/1/21 to 12/31/21	11.99	(0.02) (17)	—	0.90	0.88	(0.29)	—	(1.27)	(1.56)	(0.68)	11.31	7.36	870	2.21 (14)	2.88	(0.19)	198
Class I
1/1/25 to 12/31/25	$11.12	0.49	—	0.02	0.51	(0.57)	(0.05)	(0.07)	(0.69)	(0.18)	$10.94	4.63%	$87,261	1.44% (13)(16)	1.40%	4.27%	126%
1/1/24 to 12/31/24	10.96	0.54	—	0.23	0.77	(0.58)	—	(0.03)	(0.61)	0.16	11.12	7.10	77,866	1.46 (18)(19)	1.43	4.80	158
1/1/23 to 12/31/23	10.44	0.43	—	0.57	1.00	(0.48)	—	—	(0.48)	0.52	10.96	9.56	71,070	1.51 (15)(19)	1.44	3.89	182
1/1/22 to 12/31/22	11.25	0.33	—	(0.88)	(0.55)	(0.24)	—	(0.02)	(0.26)	(0.81)	10.44	(4.87)	55,321	1.65 (13)(16)(19)	1.52	3.05	151
1/1/21 to 12/31/21	11.91	0.01 (20)	—	0.89	0.90	(0.29)	—	(1.27)	(1.56)	(0.66)	11.25	7.57	18,033	1.96 (19)	2.63	0.06	198

Westchester Event-Driven Fund
Class A
1/1/25 to 12/31/25	$10.47	0.25	—	0.54	0.79	(0.62)	—	(0.51)	(1.13)	(0.34)	$10.13	7.62%	$2,400	1.78% (21)(22)	1.98%	2.29%	255%
1/1/24 to 12/31/24	10.85	0.18	—	0.14	0.32	(0.42)	—	(0.28)	(0.70)	(0.38)	10.47	3.02	3,396	1.73 (22)	1.83	1.64	210
1/1/23 to 12/31/23	10.28	0.11	—	0.46	0.57	—	—	—	—	0.57	10.85	5.54	4,077	1.80 (15)(22)	1.87	1.07	295
1/1/22 to 12/31/22	10.60	0.07	—	(0.39)	(0.32)	—	—	—	—	(0.32)	10.28	(3.02)	19,240	1.87 (22)	1.96	0.66	194
1/1/21 to 12/31/21	11.30	(0.05) (23)	—	0.23	0.18	(0.55)	—	(0.33)	(0.88)	(0.70)	10.60	1.57	37,426	1.94 (15)(22)	1.96	(0.42)	237
Class I
1/1/25 to 12/31/25	$10.62	0.28	—	0.55	0.83	(0.65)	—	(0.51)	(1.16)	(0.33)	$10.29	7.89%	$127,249	1.53% (24)(25)	1.60%	2.55%	255%
1/1/24 to 12/31/24	10.69	0.19	—	0.15	0.34	(0.13)	—	(0.28)	(0.41)	(0.07)	10.62	3.26	132,960	1.47 (25)	1.55	1.79	210
1/1/23 to 12/31/23	10.35	0.16	—	0.45	0.61	(0.27)	—	—	(0.27)	0.34	10.69	5.86	475,651	1.53 (15)(25)	1.59	1.48	295
1/1/22 to 12/31/22	10.67	0.13	—	(0.43)	(0.30)	(0.02)	—	—	(0.02)	(0.32)	10.35	(2.79)	310,467	1.63 (25)	1.71	1.27	194
1/1/21 to 12/31/21	11.37	(0.02) (26)	—	0.22	0.20	(0.57)	—	(0.33)	(0.90)	(0.70)	10.67	1.75	294,281	1.69 (15)(25)	1.71	(0.17)	237

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(3)
Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

(4)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.47% for the year ended December 31, 2025.
(7)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2025, 2024, 2023,
2022 and 2021 were 1.47%, 1.46%, 1.46%, 1.46%, and 1.46%, respectively.

(8)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the year ended December 31, 2021 was $(0.09).

(9)	Amount is less than $0.005 per share.
(10)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.18% for the year ended December 31, 2025.
(11)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2025, 2024, 2023,
2022 and 2021 were 1.18%, 1.17%, 1.17%, 1.17%, and 1.17%, respectively.

(12)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the year ended December 31, 2021 was $(0.04).

(13)	See Notes 4C and 4D in the Notes to Financial Statements.
(14)
Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022 and 2021 were 1.70%, 1.72%, 1.89% and 1.89%, respectively.

(15)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(16)	The share class is currently under its expense limitation.
(17)	Net investment income (loss) before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021 was $0.02.
(18)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(19)
Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022 and 2021 were 1.45%, 1.49%, 1.64% and 1.64%, respectively.

(20)	Net investment income before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021 was $0.05.
(21)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.77% for the year ended December 31, 2025.
(22)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2025, 2024, 2023,
2022 and 2021 were 1.71%, 1.70%, 1.75%, 1.80%, and 1.79%, respectively.

(23)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the periods ended December 31, 2021 was $(0.03).

(24)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.52% for the year ended December 31, 2025.
(25)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2025, 2024, 2023,
2022 and 2021 were 1.46%, 1.45%, 1.49%, 1.55%, and 1.54%, respectively.

(26)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the years ended December 31, 2021 was $0.00.

See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
Note 1. Organization
The Merger Fund is an open-end management investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Westchester Credit Event Fund and Westchester Event-Driven Fund is a series of Virtus Event Opportunities Trust, an open-end management investment company established under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act.
The Merger Fund, Westchester Credit Event Fund and Westchester Event-Driven Fund are each, a “Fund” and collectively, the “Funds”. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Each Fund offers Class A and Class I shares.
Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
For the year ended December 31, 2025, each Fund did not incur a material income tax expense. Accordingly, the disclosures required by Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Funds.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. Each Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Funds will realize a loss, and if the price declines during the period, the Funds will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.
In addition, in accordance with the terms of its prime brokerage agreement, The Merger Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
H.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.
Private Investment in a Public Equity (PIPE) with SPACs
Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At year ended December 31, 2025, the Funds had no commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
K.
U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
L.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally Secured Overnight Funding Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
M.
Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
N.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At December 31, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
The Merger Fund	$241	$241	$ —
Westchester Credit Event Fund	955	955	—
Westchester Event-Driven Fund	1,818	1,818	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
The Merger Fund	Money Market Mutual Fund	$251
Westchester Credit Event Fund	Money Market Mutual Fund	987
Westchester Event-Driven Fund	Money Market Mutual Fund	1,877

O.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Merger Fund is organized as a Trust, which is structured as an investment company and represents a single operating segment. Virtus Event Opportunities Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of each Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Funds.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the year ended December 31, 2025, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the year ended December 31, 2025, each Fund invested in purchased call and put options contracts and written covered call and put options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
C.
Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the year ended December 31, 2025, each Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument. At December 31, 2025, the Funds did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2025:
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Asset Derivatives
Purchased options at value(1)	Equity contracts	$107	$—	$182
Over-the-counter swaps at value(2)	Equity contracts	31,881	71	5,476
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	25	4	5
Total Assets		$32,013	$75	$5,663
Liability Derivatives
Over-the-counter swaps at value(2)	Equity contracts	$(2,774)	$(27)	$(2,155)
Written options at value	Equity contracts	(14,725)	—	(2,381)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(276)	(6)	(20)
Total Liabilities		$(17,775)	$(33)	$(4,556)

(1)	Amount included in Investment in securities at value.
(2)
Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at
December 31, 2025 is shown in the Statements of Assets and Liabilities.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the fiscal year ended December 31, 2025:
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$(576)	$—	$(1,079)
Written options	Equity contracts	(22,975)	—	636
Forward foreign currency exchange contracts	Foreign currency contracts	(1,751)	(55)	(363)
Swaps	Equity contracts	70,214	(96)	3,955
Total		$44,912	$(151)	$3,149
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$(4,783)	$—	$(482)
Written options	Equity contracts	(6,410)	—	(920)
Forward foreign currency exchange contracts	Foreign currency contracts	(3,753)	(161)	(523)
Swaps	Equity contracts	2,353	28	4,971
Total		$(12,593)	$(133)	$3,046

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Funds for the year ended December 31, 2025.
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Purchased Options(1)	$2,174	$—	$454
Written Options(1)	5,463	—	1,542
Forward Foreign Currency Exchange Purchase Contracts(2)	158,347	6,175	19,093
Forward Foreign Currency Exchange Sale Contracts(2)	27,127	157	2,456
Long Total Return Swap Contracts(2)	171,699	3,432	74,085
Short Total Return Swap Contracts(2)	431,120	342	31,213

(1)	Average premium amount.
(2)	Average notional amount.
D.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2025:
At December 31, 2025, the Funds’ derivative assets and liabilities (by type) are as follows:
	The Merger Fund		Westchester Credit Event Fund		Westchester Event-Driven Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$25	$276	$4	$6	$5	$20
OTC swaps	31,881	2,774	71	27	5,476	2,155
Purchased options	107	—	—	—	182	—
Written options	—	14,725	—	—	—	2,381
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$32,013	$17,775	$75	$33	$5,663	$4,556
Derivatives not subject to a MNA or similar agreement	(107)	(14,725)	—	—	(182)	(2,381)
Total assets and liabilities subject to a MNA	$31,906	$3,050	$75	$33	$5,481	$2,175

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of December 31, 2025:
The Merger Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank of America Merrill Lynch	$498	$—	$—	$—	$498
Goldman Sachs & Co.	29,373	(538)	—	—	28,835
JPMorgan Chase Bank N.A.	2,035	(2,035)	—	—	—
Total	$31,906	$(2,573)	$—	$—	$29,333
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$538	$(538)	$—	$—	$—
JPMorgan Chase Bank N.A.	2,512	(2,035)	—	(477)	—
Total	$3,050	$(2,573)	$—	$(477)	$—

Westchester Credit Event Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$70	$(27)	$—	$—	$43
JPMorgan Chase Bank N.A.	5	(5)	—	—	—
Total	$75	$(32)	$—	$—	$43
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$27	$(27)	$—	$—	$—
JPMorgan Chase Bank N.A.	6	(5)	—	(1)	—
Total	$33	$(32)	$—	$(1)	$—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Westchester Event-Driven Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank of America Merrill Lynch	$41	$—	$—	$—	$41
Goldman Sachs & Co.	4,590	(1,006)	—	—	3,584
JPMorgan Chase Bank N.A.	850	(850)	—	—	—
Total	$5,481	$(1,856)	$—	$—	$3,625
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$1,006	$(1,006)	$—	$—	$—
JPMorgan Chase Bank N.A.	1,169	(850)	—	(319)	—
Total	$2,175	$(1,856)	$—	$(319)	$—

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
The Merger Fund	1.00%
Westchester Credit Event Fund	1.00
Westchester Event-Driven Fund	1.20
During the year ended December 31, 2025, The Merger Fund invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the year ended December 31, 2025, the waiver amounted to $996 for The Merger Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.
Subadviser
Westchester Capital Management, LLC (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026. Following

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class I
The Merger Fund	1.46%	1.17%
Westchester Credit Event Fund	1.70	1.45
Westchester Event-Driven Fund	1.70	1.45
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:
	Expiration
Fund	2026	2027	2028	Total
The Merger Fund®
Class A	$513	$360	$269	$1,142
Class I	1,953	1,289	1,153	4,395
Virtus Westchester Credit Event Fund
Class A	—	— (1)	— (1)	— (1)
Virtus Westchester Event-Driven Fund
Class A	12	4	5	21
Class I	218	345	138	701

(1)	Amount is less than $500 (not in thousands).

During the fiscal year ended December 31, 2025, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class I	Total
Westchester Credit Event Fund	$4	$32	$36
Westchester Event-Driven Fund	—	44	44
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2025, it retained CDSC of $17 for Class A shares and there were no net commissions for the year ended .
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2025, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred administration fees totaling $2,249, $85, and $125, respectively, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2025, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred transfer agent fees totaling $1,007, $38, and $56, respectively, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
G.
Affiliated Shareholders
At December 31, 2025, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
Westchester Event-Driven Fund
Class I	10,027,381	$103,182
H.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of The Merger Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the year ended December 31, 2025, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Affiliated Mutual Fund—4.3%
Virtus Westchester Event-Driven Fund Class I(1),(2)	$95,635	$10,499	$—	$—	$(2,952)	$103,182	10,027,381	$5,876	$4,622
Special Purpose Acquisition Companies—2.2%
AA Mission Acquisition Corp.(3)	—	4,392	—	—	1,480	27,538	2,580,868	—	—
Agriculture & Natural Solutions Acquisition Corp.(4),(5)	24,380	—	5,204	489	(783)	—	—	—	—
Haymaker Acquisition Corp. IV(3)	—	7,810	—	—	1,211	20,256	1,780,002	—	—
Horizon Space Acquisition I Corp.(4),(5)	2,886	—	3,156	413	(143)	—	—	—	—
Lakeshore Acquisition III Corp.(3),(5)	—	5,626	—	—	153	5,779	566,036	—	—
	$27,266	$17,828	$8,360	$902	$1,918	$53,573		$—	$—
Total	$122,901	$28,327	$8,360	$902	$(1,034)	$156,755		$5,876	$4,622

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)
The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.

(3)	Issuer was not an affiliated investment at December 31, 2024.
(4)	Issuer is not an affiliated investment of the Fund at December 31, 2025.
(5)	Non-income producing.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
I.
Trustee Deferred Compensation Plan
The Funds provide a deferred compensation plan for their Trustees who receive compensation from the Funds. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2025.
J.
Trustee Fee
For the year ended December 31, 2025, the Funds incurred independent Trustee’s fees totaling $191 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and certain derivatives) during the year ended December 31, 2025, were as follows:
	Purchases	Sales
The Merger Fund	$3,545,384	$3,090,492
Westchester Credit Event Fund	121,475	101,963
Westchester Event-Driven Fund	266,914	268,606
Purchases and sales of long-term U.S. government and agency securities during the year ended December 31, 2025, were as follows:
	Purchases	Sales
Westchester Event-Driven Fund	$ 1,189	$929
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	The Merger Fund				Westchester Credit Event Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,502	$26,612	1,324	$22,882	241	$2,773	129	$1,493
Reinvestment of distributions	1,605	27,649	777	13,180	25	282	15	171
Shares repurchased	(4,476)	(79,557)	(9,588)	(166,249)	(114)	(1,319)	(102)	(1,172)
Net Increase / (Decrease)	(1,369)	$(25,296)	(7,487)	$(130,187)	152	$1,736	42	$492
Class I
Shares sold	22,634	$397,997	23,249	$397,659	1,700	$19,268	1,415	$15,998
Reinvestment of distributions	7,424	125,988	3,408	57,115	475	5,162	359	3,987
Shares repurchased	(23,609)	(412,543)	(48,471)	(830,019)	(1,197)	(13,500)	(1,256)	(14,288)
Net Increase / (Decrease)	6,449	$111,442	(21,814)	$(375,245)	978	$10,930	518	$5,697

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Westchester Event-Driven Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	5	$54	27	$293
Reinvestment of distributions	24	243	21	212
Shares repurchased	(116)	(1,246)	(99)	(1,079)
Net Increase / (Decrease)	(87)	$(949)	(51)	$(574)
Class I
Shares sold	188	$2,038	4,330	$46,366
Reinvestment of distributions	1,268	13,025	479	5,014
Shares repurchased	(1,607)	(17,623)	(36,795)	(401,872)
Net Increase / (Decrease)	(151)	$(2,560)	(31,986)	$(350,492)
Note 7. 10% Shareholders
As of December 31, 2025, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
The Merger Fund	44%	2
Westchester Credit Event Fund	56	3
Westchester Event-Driven Fund	92	2*

*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2025, the following Fund held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
The Merger Fund®	Communication Services	35%
Westchester Credit Event Fund	Communication Services	26
Westchester Event-Driven Fund	Communication Services	30
Note 9. Indemnifications
Under the Funds’ organizational documents and in separate agreements between each Trustee and the Funds, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2025, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the year ended December 31, 2025.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Merger Fund (Including Purchased Options)	$2,278,387	$94,425	$ (50,420)	$44,005
The Merger Fund (Written options)	(9,239)	1,681	(7,167)	(5,486)
The Merger Fund (Short sales)	(26,315)	35,630	(38,595)	(2,965)
Westchester Credit Event Fund	91,881	1,160	(1,720)	(560)
Westchester Event-Driven Fund (Including Purchased Options)	111,544	9,303	(8,443)	860
Westchester Event-Driven Fund (Written options)	(1,725)	300	(956)	(656)
Westchester Event-Driven Fund (Short sales)	(1,835)	61	(252)	(191)

The components of distributable earnings on a tax basis and certain tax attributes for the Fund consist of the following:
Fund	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred
The Merger Fund	$—	$ —	$515
Westchester Credit Event Fund	—	30	53
Westchester Event-Driven Fund	2,094	—	1,771
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended December 31, 2025 and 2024 were as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
The Merger Fund
12/31/25	$169,336	$8,010	$1,954	$179,300
12/31/24	83,430	—	—	83,430
Westchester Credit Event Fund
12/31/25	5,086	59	415	5,560
12/31/24	4,270	—	—	4,270
Westchester Event-Driven Fund
12/31/25	13,280	—	—	13,280
12/31/24	5,240	—	—	5,240
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of The Merger Fund and Virtus Event Opportunities Trust and Shareholders of The Merger Fund, Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Merger Fund, and Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund (constituting Virtus Event Opportunities Trust) (hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2026

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION
December 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended December 31, 2025, the Funds incurred independent Trustee’s fees totaling $178 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR THE MERGER FUND®, VIRTUS WESTCHESTER CREDIT EVENT FUND AND VIRTUS
WESTCHESTER EVENT-DRIVEN FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of The Merger Fund® (“TMF”) and Virtus Westchester Event Opportunities Trust (“VEOT”) (each of TMF and VEOT, a “Trust” and collectively, the “Trusts”) is responsible for determining whether to approve the continuation of each investment advisory agreement (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) between TMF and Virtus Investment Advisers, LLC (“VIA”) with respect to The Merger Fund® and between VEOT and VIA with respect to Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund, each a series of VEOT, and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements” and together with the Advisory Agreements, the “Agreements”) among each Trust, VIA and Westchester Capital Management, LLC (the “Subadviser”). At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of each Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025 meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadviser and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trusts); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreements with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Agreements with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trusts’ Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that the Subadviser provided portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as the Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable funds/accounts managed by the Adviser and Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
The Merger Fund®. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 10-year periods and underperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 5-, and 10-year periods and underperformed its benchmark for the 3-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1-, 3- and 10-year periods and the fourth quintile of the Performance Universe for the 5-year period.
Virtus Westchester Credit Event Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 5-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the Performance Universe for the 1-year period, the second quintile of the Performance Universe for the 3-year period, and the first quintile of the Performance Universe for the 5-year period.
Virtus Westchester Event-Driven Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1- and 3-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 5- and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION (Continued)
December 31, 2025
The Board also noted that the Fund’s performance was in the third quintile of the Performance Universe for the 1-year period, the fourth quintile for the 3-year period, and the second quintile for the 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s performance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered Management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Adviser and Subadviser provided, and the Board considered, fee information of comparable funds/accounts managed by the Adviser and Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Merger Fund®. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the first quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
Virtus Westchester Credit Event Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
Virtus Westchester Event-Driven Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trusts, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under each Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by VIA.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for each Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in each Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trusts. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadviser and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended December 31, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
The Merger Fund	5.93%	5.97%	$8,010
Westchester Credit Event Fund	0.00	0.01	59
Westchester Event-Driven Fund	4.44	2.89	—

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services                                                                            1-800-243-1574
Adviser Consulting Group                                                                      1-800-243-4361
Website
                                    Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8462 02-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Virtus Event Opportunities Trust

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 03/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 03/04/2026

By (Signature and Title)* /s/ W. Patrick Bradley W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date 03/03/2026

* Print the name and title of each signing officer under his or her signature.